UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08004

                                   ASTON FUNDS
   ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      120 North LaSalle Street, 25th Floor

                                CHICAGO, IL 60602
   ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                   Aston Funds
                      120 North LaSalle Street, 25th Floor
                                CHICAGO, IL 60602
   ------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 268-1400

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


Aston Funds
----------------

MONTAG & CALDWELL GROWTH FUND                                      JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
-------------                                                   ---------------

COMMON STOCKS - 98.88%

                BIOTECHNOLOGY - 3.01%
      245,300   Genentech *                                     $    18,245,414
      982,300   Gilead Sciences *                                    36,571,029
                                                                ---------------
                                                                     54,816,443
                                                                ---------------
                CAPITAL GOODS - 4.62%
    1,407,200   Emerson Electric                                     66,236,904
      154,300   Fluor                                                17,823,193
                                                                ---------------
                                                                     84,060,097
                                                                ---------------
                COMMERCIAL SERVICES - 2.65%
    1,163,600   Paychex                                              48,149,768
                                                                ---------------
                COMMUNICATIONS - 8.91%
    1,254,100   Cisco Systems *                                      36,256,031
      161,910   Google, Class A *                                    82,574,100
      714,400   McGraw-Hill                                          43,221,200
                                                                ---------------
                                                                    162,051,331
                                                                ---------------
                CONSUMER STAPLES - 5.69%
      412,000   Colgate-Palmolive                                    27,192,000
    1,232,277   Procter & Gamble                                     76,228,655
                                                                ---------------
                                                                    103,420,655
                                                                ---------------
                ELECTRICAL - 4.57%
    2,143,300   General Electric                                     83,074,308
                                                                ---------------
                FINANCE - 5.16%
    1,068,300   American Express                                     62,538,282
      421,600   Merrill Lynch                                        31,282,720
                                                                ---------------
                                                                     93,821,002
                                                                ---------------
                FOOD AND BEVERAGES - 7.57%
    1,345,400   Coca-Cola                                            70,108,794
    1,028,600   PepsiCo                                              67,496,732
                                                                ---------------
                                                                    137,605,526
                                                                ---------------
                MEDICAL PRODUCTS AND SUPPLIES - 6.38%
      985,800   Allergan                                             57,304,554
      939,000   Stryker                                              58,621,770
                                                                ---------------
                                                                    115,926,324
                                                                ---------------
                OIL AND GAS EXTRACTION - 16.71%
      765,200   Baker Hughes                                         60,489,060
      667,200   Devon Energy                                         49,779,792
      413,200   Exxon Mobil                                          35,175,716
    1,584,800   Halliburton                                          57,084,496
    1,069,200   Schlumberger                                        101,274,624
                                                                ---------------
                                                                    303,803,688
                                                                ---------------
                PHARMACEUTICALS - 6.34%
    1,061,500   Abbott Laboratories                                  53,807,435
    1,239,700   Merck                                                61,551,105
                                                                ---------------
                                                                    115,358,540
                                                                ---------------
                RESTAURANTS - 2.64%
    1,002,000   McDonald's                                           47,965,740
                                                                ---------------

                                                                     MARKET
    SHARES                                                           VALUE
-------------                                                   ---------------

                RETAIL - 5.38%
    1,020,200   Costco Wholesale                                $    61,007,960
      650,500   NIKE, Class B                                        36,720,725
                                                                ---------------
                                                                     97,728,685
                                                                ---------------
                TECHNOLOGY - 14.59%
      505,000   Apple Computer *                                     66,538,800
      692,600   Electronic Arts *                                    33,688,064
    1,387,100   Hewlett-Packard                                      63,848,213
    1,162,800   Intel                                                27,465,336
      344,500   Research In Motion *                                 73,723,000
                                                                ---------------
                                                                    265,263,413
                                                                ---------------
                TELECOMMUNICATIONS EQUIPMENT - 3.85%
    1,680,800   QUALCOMM                                             70,005,320
                                                                ---------------
                TRANSPORTATION - 0.81%
      133,300   FedEx                                                14,761,642
                                                                ---------------
                TOTAL COMMON STOCKS
                   (Cost $1,512,990,624)                          1,797,812,482
                                                                ---------------
INVESTMENT COMPANY - 0.23%

    4,228,205   BlackRock Liquidity Funds TempCash Portfolio          4,228,205
                                                                ---------------
                TOTAL INVESTMENT COMPANY
                   (Cost $4,228,205)                                  4,228,205
                                                                ---------------
TOTAL INVESTMENTS - 99.11%
   (Cost $1,517,218,829)**                                        1,802,040,687
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - 0.89%                             16,237,694
                                                                ---------------
NET ASSETS - 100.00%                                            $ 1,818,278,381
                                                                ===============

----------
*     Non-income producing security.

** At July 31, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                             $   301,682,073
      Gross unrealized depreciation                                 (16,860,215)
                                                                ---------------
      Net unrealized appreciation                               $   284,821,858
                                                                ===============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

ABN AMRO GROWTH FUND                                               JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - 98.80%

                ADVERTISING - 2.06%
      203,424   Omnicom Group                                     $  10,551,603
                                                                  -------------
                AEROSPACE/DEFENSE - 3.75%
      185,480   Boeing                                               19,184,196
                                                                  -------------
                BIOTECHNOLOGY - 4.28%
      111,835   Amgen *                                               6,010,013
      426,960   Gilead Sciences *                                    15,895,721
                                                                  -------------
                                                                     21,905,734
                                                                  -------------
                CAPITAL GOODS - 8.29%
      332,944   Illinois Tool Works                                  18,328,567
      144,530   Rockwell Automation                                  10,115,655
      367,000   Waste Management                                     13,957,010
                                                                  -------------
                                                                     42,401,232
                                                                  -------------
                CHEMICALS - 2.72%
      181,250   Praxair                                              13,887,375
                                                                  -------------
                COMMERCIAL SERVICES - 2.62%
      317,847   Ecolab                                               13,384,537
                                                                  -------------
                COMMUNICATIONS - 3.06%
       30,672   Google, Class A *                                    15,642,720
                                                                  -------------
                CONSUMER CYCLICALS - 3.01%
      136,131   Johnson Controls                                     15,403,223
                                                                  -------------
                CONSUMER STAPLES - 3.68%
      304,160   Procter & Gamble                                     18,815,338
                                                                  -------------
                ELECTRICAL - 4.11%
      542,778   General Electric                                     21,038,075
                                                                  -------------
                ENTERTAINMENT AND LEISURE - 2.25%
      259,700   Carnival                                             11,507,307
                                                                  -------------
                FINANCE - 9.90%
      173,970   CIT Group                                             7,164,085
      169,855   Merrill Lynch                                        12,603,241
      217,914   State Street                                         14,606,775
      163,230   T. Rowe Price Group                                   8,509,180
      164,830   Wachovia                                              7,781,624
                                                                  -------------
                                                                     50,664,905
                                                                  -------------
                HEALTHCARE SERVICES - 1.93%
      197,320   Express Scripts *                                     9,891,652
                                                                  -------------
                INSURANCE - 1.81%
      177,489   AFLAC                                                 9,250,727
                                                                  -------------
                MEDICAL PRODUCTS AND SUPPLIES - 7.60%
       92,640   Alcon                                                12,645,360
      187,983   Medtronic                                             9,525,099
      388,380   ResMed *                                             16,692,572
                                                                  -------------
                                                                     38,863,031
                                                                  -------------
                OIL AND GAS EXTRACTION - 4.11%
      125,530   Baker Hughes                                          9,923,147

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

                OIL AND GAS EXTRACTION (CONTINUED)
      130,550   Exxon Mobil                                       $  11,113,721
                                                                  -------------
                                                                     21,036,868
                                                                  -------------
                RETAIL - 11.84%
      223,538   Kohl's *                                             13,591,110
      605,150   Starbucks *                                          16,145,402
      482,433   TJX                                                  13,387,516
      394,983   Walgreen                                             17,450,349
                                                                  -------------
                                                                     60,574,377
                                                                  -------------
                TECHNOLOGY - 20.08%
      422,070   Dell *                                               11,805,298
      293,055   Electronic Arts *                                    14,254,195
      550,660   EMC *                                                10,192,717
      788,720   Intel                                                18,629,566
      296,560   Linear Technology                                    10,572,364
      576,476   Microsoft                                            16,712,039
      585,174   Texas Instruments                                    20,592,273
                                                                  -------------
                                                                    102,758,452
                                                                  -------------
                TRANSPORTATION - 1.70%
      556,758   Southwest Airlines                                    8,718,830
                                                                  -------------
                TOTAL COMMON STOCKS
                   (Cost $459,661,000)                              505,480,182
                                                                  -------------
INVESTMENT COMPANY - 1.45%

    7,435,184   BlackRock Liquidity Funds TempCash Portfolio          7,435,184
                                                                  -------------
                TOTAL INVESTMENT COMPANY
                   (Cost $7,435,184)                                  7,435,184
                                                                  -------------
TOTAL INVESTMENTS - 100.25%
   (Cost $467,096,184)**                                            512,915,366
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (0.25)%                           (1,262,422)
                                                                  -------------
NET ASSETS - 100.00%                                              $ 511,652,944
                                                                  =============

----------
*     Non-income producing security.

** At July 31, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                               $  60,146,239
      Gross unrealized depreciation                                 (14,327,057)
                                                                  -------------
      Net unrealized appreciation                                 $  45,819,182
                                                                  =============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

VEREDUS SELECT GROWTH FUND                                         JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - 99.41%

                ADVERTISING - 2.00%
       20,700   Focus Media Holding, ADR *                        $     855,117
                                                                  -------------
                AEROSPACE/DEFENSE - 5.79%
       15,100   General Dynamics                                      1,186,256
       35,400   Spirit AeroSystems Holdings, Class A *                1,285,020
                                                                  -------------
                                                                      2,471,276
                                                                  -------------
                BIOTECHNOLOGY - 2.08%
       23,850   Gilead Sciences *                                       887,936
                                                                  -------------
                CHEMICALS - 3.00%
       19,900   Monsanto                                              1,282,555
                                                                  -------------
                COMPUTER SOFTWARE - 7.20%
       32,300   Adobe Systems *                                       1,301,367
       28,400   Akamai Technologies *                                   964,464
       18,000   Business Objects, SP ADR *                              810,000
                                                                  -------------
                                                                      3,075,831
                                                                  -------------
                FINANCE - 12.51%
       55,750   CB Richard Ellis Group *                              1,946,790
        2,400   CME Group                                             1,326,000
        8,300   IntercontinentalExchange *                            1,254,379
       14,300   ProLogis, REIT                                          813,670
                                                                  -------------
                                                                      5,340,839
                                                                  -------------
                HEALTHCARE SERVICES - 3.84%
       18,250   Cerner *                                                964,878
       17,100   VCA Antech *                                            672,714
                                                                  -------------
                                                                      1,637,592
                                                                  -------------
                INDUSTRIAL - 1.98%
        7,500   First Solar *                                           844,275
                                                                  -------------
                INDUSTRIAL - CONSTRUCTION & ENGINEERING - 10.14%
        8,900   Foster Wheeler *                                      1,000,271
       17,850   Jacobs Engineering Group *                            1,100,095
       21,700   KBR *                                                   696,353
       18,500   McDermott International *                             1,534,390
                                                                  -------------
                                                                      4,331,109
                                                                  -------------
                INFORMATION TECHNOLOGY SERVICES - 6.53%
        5,400   Cognizant Technology Solutions, Class A *               437,292
        2,500   Google, Class A *                                     1,275,000
        6,700   MasterCard, Class A                                   1,077,360
                                                                  -------------
                                                                      2,789,652
                                                                  -------------
                INFORMATION TECHNOLOGY - ELECTRONIC EQUIPMENT
                & INSTRUMENTS - 4.23%
       28,700   Amphenol, Class A                                       983,262
       24,700   Dolby Laboratories, Class A *                           821,522
                                                                  -------------
                                                                      1,804,784
                                                                  -------------
                MEDICAL PRODUCTS AND SUPPLIES - 6.09%
       22,675   Hologic *                                             1,174,565
        6,700   Intuitive Surgical *                                  1,424,487
                                                                  -------------
                                                                      2,599,052
                                                                  -------------

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

                OIL & GAS - EXPLORATION/PRODUCTION - 7.82%
       27,000   Chesapeake Energy                                 $     919,080
       23,200   Newfield Exploration *                                1,114,760
       32,100   Southwestern Energy *                                 1,304,223
                                                                  -------------
                                                                      3,338,063
                                                                  -------------
                PHARMACEUTICALS - 8.75%
       45,500   Bristol-Myers Squibb                                  1,292,655
       20,400   Eli Lilly                                             1,103,436
       27,000   Merck                                                 1,340,550
                                                                  -------------
                                                                      3,736,641
                                                                  -------------
                RETAIL - 4.85%
       13,525   Guess?                                                  642,302
       27,450   Phillips-Van Heusen                                   1,429,047
                                                                  -------------
                                                                      2,071,349
                                                                  -------------
                SEMICONDUCTORS - 3.51%
       57,600   National Semiconductor                                1,497,024
                                                                  -------------
                TELECOMMUNICATIONS EQUIPMENT - 9.09%
       52,175   Cisco Systems *                                       1,508,379
       18,700   Harris                                                1,026,256
        6,300   Research In Motion *                                  1,348,200
                                                                  -------------
                                                                      3,882,835
                                                                  -------------
                TOTAL COMMON STOCKS
                   (Cost $41,447,380)                                42,445,930
                                                                  -------------
INVESTMENT COMPANY - 1.22%

      522,556   BlackRock Liquidity Funds TempCash Portfolio            522,556

                TOTAL INVESTMENT COMPANY
                   (Cost $522,556)                                      522,556
                                                                  -------------
TOTAL INVESTMENTS - 100.63%
   (Cost $41,969,936)**                                              42,968,486
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (0.63)%                             (270,408)
                                                                  -------------
NET ASSETS - 100.00%                                              $  42,698,078
                                                                  =============
----------
*     Non-income producing security.

** At July 31, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                               $   2,442,008
      Gross unrealized depreciation                                  (1,443,458)
                                                                  -------------
      Net unrealized appreciation                                 $     998,550
                                                                  =============

ADR     American Depositary Receipt
REIT    Real Estate Investment Trust
SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

OPTIMUM LARGE CAP OPPORTUNITY FUND                                 JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - 94.62%

                AEROSPACE/DEFENSE - 2.48%
       10,255   General Dynamics                                  $     805,633
                                                                  -------------
                BEVERAGES - 2.66%
       16,605   Coca-Cola                                               865,287
                                                                  -------------
                BIOTECHNOLOGY - 2.83%
       14,595   Genzyme *                                               920,507
                                                                  -------------
                CAPITAL MARKETS - 10.62%
        7,435   Affiliated Managers Group *                             840,155
       13,170   Morgan Stanley                                          841,168
       14,375   Nuveen Investments, Class A                             878,887
       52,445   TD Ameritrade Holding *                                 888,943
                                                                  -------------
                                                                      3,449,153
                                                                  -------------
                COMMUNICATIONS EQUIPMENT - 7.77%
       23,670   Amdocs *                                                856,617
       28,015   Cisco Systems *                                         809,914
       20,600   QUALCOMM                                                857,990
                                                                  -------------
                                                                      2,524,521
                                                                  -------------
                CONSTRUCTION & ENGINEERING - 2.64%
       13,920   Jacobs Engineering Group *                              857,890
                                                                  -------------
                DIVERSIFIED CONSUMER SERVICES - 2.62%
        8,050   ITT Educational Services *                              850,563
                                                                  -------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.48%
       23,495   Amphenol, Class A                                       804,939
                                                                  -------------
                ENERGY EQUIPMENT & SERVICES - 9.69%
       11,685   ENSCO International                                     713,603
       11,350   GlobalSantaFe                                           813,908
        8,000   Transocean *                                            859,600
       13,735   Weatherford International *                             759,958
                                                                  -------------
                                                                      3,147,069
                                                                  -------------
                HEALTHCARE PROVIDERS & SERVICES - 5.24%
       11,830   Laboratory Corporation of America *                     873,646
       17,080   UnitedHealth Group                                      827,184
                                                                  -------------
                                                                      1,700,830
                                                                  -------------
                HOUSEHOLD DURABLES - 2.59%
       15,210   Stanley Works                                           841,569
                                                                  -------------
                HOUSEHOLD PRODUCTS - 2.62%
       12,900   Colgate-Palmolive                                       851,400
                                                                  -------------
                INSURANCE - 2.40%
       12,140   American International Group                            779,145
                                                                  -------------
                LIFE SCIENCES TOOLS & SERVICES - 2.31%
       12,870   Waters *                                                749,806
                                                                  -------------
                MACHINERY - 10.71%
       11,375   Caterpillar                                             896,350
       11,510   Danaher                                                 859,567
       15,245   Oshkosh Truck                                           872,776
        8,615   Parker Hannifin                                         850,128
                                                                  -------------
                                                                      3,478,821
                                                                  -------------

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

                METALS & MINING - 7.11%
       15,850   Alcoa                                             $     605,470
       13,100   BHP Billiton, SP ADR                                    835,518
        9,245   Freeport-McMoRan Copper & Gold, Class B                 868,845
                                                                  -------------
                                                                      2,309,833
                                                                  -------------
                OIL, GAS & CONSUMABLE FUELS - 2.33%
       13,870   XTO Energy                                              756,331
                                                                  -------------
                REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.62%
       24,400   CB Richard Ellis Group *                                852,048
                                                                  -------------
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.42%
       15,100   MEMC Electronic Materials *                             925,932
       23,765   Texas Instruments                                       836,290
                                                                  -------------
                                                                      1,762,222
                                                                  -------------
                SOFTWARE - 2.54%
       43,225   Oracle *                                                826,462
                                                                  -------------
                TEXTILES, APPAREL & LUXURY GOODS - 2.35%
       16,780   Coach *                                                 762,819
                                                                  -------------
                WIRELESS TELECOMMUNICATION SERVICES - 2.59%
       14,080   America Movil, Series L, ADR                            843,110
                                                                  -------------
                TOTAL COMMON STOCKS
                   (Cost $31,777,943)                                30,739,958
                                                                  -------------
INVESTMENT COMPANIES - 10.59%

    1,719,728   BlackRock Liquidity Funds TempCash Portfolio          1,719,728
    1,719,728   BlackRock Liquidity Funds TempFund Portfolio          1,719,728
                                                                  -------------
                TOTAL INVESTMENT COMPANIES
                   (Cost $3,439,456)                                  3,439,456
                                                                  -------------

TOTAL INVESTMENTS - 105.21%
   (Cost $35,217,399)**                                              34,179,414
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (5.21)%                           (1,693,186)
                                                                  -------------
NET ASSETS - 100.00%                                              $  32,486,228
                                                                  =============

----------
*     Non-income producing security.

** At July 31, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                               $     227,469
      Gross unrealized depreciation                                  (1,265,454)
                                                                  -------------
      Net unrealized depreciation                                 $  (1,037,985)
                                                                  =============

ADR     American Depositary Receipt
SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

TAMRO LARGE CAP VALUE FUND                                         JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
-------------                                                     -------------

COMMON STOCKS - 98.96%

                BASIC MATERIALS - 2.81%
       10,852   Alcoa                                             $     414,546
                                                                  -------------
                CAPITAL GOODS - 4.07%
        7,335   General Electric                                        284,304
        5,730   Raytheon                                                317,213
                                                                  -------------
                                                                        601,517
                                                                  -------------
                CHEMICALS - 4.52%
        6,785   Dow Chemical                                            295,012
        7,966   duPont (E. I.) de Nemours                               372,251
                                                                  -------------
                                                                        667,263
                                                                  -------------
                COMMUNICATIONS - 3.78%
       11,932   Comcast, Class A *                                      313,453
        5,745   Verizon Communications                                  244,852
                                                                  -------------
                                                                        558,305
                                                                  -------------
                CONSUMER CYCLICALS - 4.12%
       11,105   eBay *                                                  359,802
       29,225   Ford Motor *                                            248,705
                                                                  -------------
                                                                        608,507
                                                                  -------------
                CONSUMER STAPLES - 1.72%
        4,140   Avery Dennison                                          253,948
                                                                  -------------
                FINANCE - 16.28%
          163   Berkshire Hathaway, Class B *                           587,452
        4,475   Capital One Financial                                   316,651
        5,800   Citigroup                                               270,106
        1,650   Goldman Sachs Group                                     310,761
        6,902   JPMorgan Chase                                          303,757
        3,240   Legg Mason                                              291,600
        9,630   Wells Fargo                                             325,205
                                                                  -------------
                                                                      2,405,532
                                                                  -------------
                FOOD AND BEVERAGES - 10.01%
        6,200   Anheuser-Busch                                          302,374
        6,466   Coca-Cola                                               336,943
        9,105   Kroger                                                  236,366
        4,255   PepsiCo                                                 279,213
        5,620   Wm Wrigley Jr                                           324,162
                                                                  -------------
                                                                      1,479,058
                                                                  -------------
                HEALTHCARE SERVICES - 2.06%
        6,295   UnitedHealth Group                                      304,867
                                                                  -------------
                INSURANCE - 2.32%
        5,345   American International Group                            343,042
                                                                  -------------
                MEDICAL PRODUCTS AND SUPPLIES - 1.02%
        2,490   Johnson & Johnson                                       150,645
                                                                  -------------
                OIL AND GAS EXTRACTION - 10.14%
        8,275   Anadarko Petroleum                                      416,481
        4,484   Exxon Mobil                                             381,723
        3,485   National-Oilwell Varco *                                418,583
        5,165   XTO Energy                                              281,647
                                                                  -------------
                                                                      1,498,434
                                                                  -------------

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     -------------
                PHARMACEUTICALS - 7.52%
        5,095   Merck                                             $     252,967
       12,633   Schering-Plough                                         360,546
       11,865   Teva Pharmaceutical Industries,  SP ADR                 498,567
                                                                  -------------
                                                                      1,112,080
                                                                  -------------
                RESTAURANTS - 2.46%
        7,609   McDonald's                                              364,243
                                                                  -------------
                RETAIL - 3.88%
        7,760   Wal-Mart Stores                                         356,572
        4,905   Walgreen                                                216,703
                                                                  -------------
                                                                        573,275
                                                                  -------------
                TECHNOLOGY - 15.11%
       16,500   Cisco Systems *                                         477,015
       35,715   EMC *                                                   661,085
       11,490   Intuit *                                                329,074
       18,360   Microsoft                                               532,256
       12,235   Oracle *                                                233,933
                                                                  -------------
                                                                      2,233,363
                                                                  -------------
                TRANSPORTATION - 4.89%
       28,430   Southwest Airlines                                      445,214
        3,670   United Parcel Service, Class B                          277,892
                                                                  -------------
                                                                        723,106
                                                                  -------------
                UTILITIES - 2.25%
       16,685   AES *                                                   327,860
          574   Dynegy, Class A *                                         5,115
                                                                  -------------
                                                                        332,975
                                                                  -------------
                TOTAL COMMON STOCKS
                   (Cost $11,931,636)                                14,624,706
                                                                  -------------

INVESTMENT COMPANY - 1.11%

      164,234   BlackRock Liquidity Funds TempCash Portfolio            164,234
                                                                  -------------
                TOTAL INVESTMENT COMPANY
                   (Cost $164,234)                                      164,234
                                                                  -------------
TOTAL INVESTMENTS - 100.07%
   (Cost $12,095,870)**                                              14,788,940
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (0.07)%                              (10,136)
                                                                  -------------
NET ASSETS - 100.00%                                              $  14,778,804
                                                                  =============

----------
*     Non-income producing security.

** At July 31, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                               $   2,838,764
      Gross unrealized depreciation                                    (145,694)
                                                                  -------------
      Net unrealized appreciation                                 $   2,693,070
                                                                  =============

SP ADR    Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

VALUE FUND                                                         JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
-------------                                                     -------------

COMMON STOCKS - 99.51%

                BASIC MATERIALS - 4.67%
       36,080   Air Products and Chemicals                        $   3,116,230
       13,840   Bowater                                                 271,541
       34,260   Dow Chemical                                          1,489,625
       76,280   PPG Industries                                        5,817,875
       45,470   Praxair                                               3,483,911
       59,720   Smurfit-Stone Container *                               704,099
       93,270   Syngenta, ADR                                         3,515,346
                                                                  -------------
                                                                     18,398,627
                                                                  -------------
                CAPITAL GOODS - 13.60%
       33,630   Deere                                                 4,049,724
        9,980   Eaton                                                   969,856
       35,330   Grainger (W.W.)                                       3,086,429
      158,370   Lockheed Martin                                      15,596,277
      228,700   Masco                                                 6,222,927
      115,100   Northrop Grumman                                      8,759,110
       38,630   Rockwell Automation                                   2,703,714
       28,540   Sherwin-Williams                                      1,988,953
       25,200   Timken                                                  841,680
      111,660   Toll Brothers *                                       2,448,704
       94,870   United Technologies                                   6,922,664
                                                                  -------------
                                                                     53,590,038
                                                                  -------------
                COMMUNICATIONS - 3.66%
       52,130   AT&T                                                  2,041,411
       37,057   Embarq                                                2,289,752
      188,760   Sprint Nextel                                         3,875,243
       10,270   Telus                                                   561,769
       44,610   Verizon Communications                                1,901,278
      124,302   Vodafone Group, SP ADR                                3,772,566
                                                                  -------------
                                                                     14,442,019
                                                                  -------------
                CONSUMER CYCLICALS - 3.38%
        4,307   Citadel Broadcasting                                     21,620
       55,690   Disney, Walt                                          1,837,770
       17,820   E.W. Scripps, Class A                                   730,085
       21,670   Johnson Controls                                      2,451,961
      109,100   Royal Caribbean Cruises                               4,203,623
       75,700   Viacom, Class B *                                     2,899,310
       16,600   WPP, SP ADR                                           1,187,730
                                                                  -------------
                                                                     13,332,099
                                                                  -------------
                CONSUMER STAPLES - 5.19%
      202,750   Altria Group                                         13,476,792
      112,580   Procter & Gamble                                      6,964,199
                                                                  -------------
                                                                     20,440,991
                                                                  -------------
                ELECTRICAL - 0.20%
       20,570   General Electric                                        797,293
                                                                  -------------
                FINANCE - 20.31%
       69,060   American Express                                      4,042,772
      285,774   Bank of America                                      13,551,403
      200,667   Bank of New York Mellon                               8,538,381
      259,210   Citigroup                                            12,071,409
      125,060   Fannie Mae                                            7,483,590
       23,210   Franklin Resources                                    2,956,258
       33,930   Freddie Mac                                           1,943,171
       43,070   Goldman Sachs Group                                   8,111,804

                                                                     MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

                FINANCE (CONTINUED)
       38,280   Lehman Brothers Holdings                          $   2,373,360
       28,650   Merrill Lynch                                         2,125,830
       24,490   Prudential Financial                                  2,170,549
       29,600   State Street                                          1,984,088
       74,010   SunTrust Banks                                        5,794,983
      125,210   UBS                                                   6,895,315
                                                                  -------------
                                                                     80,042,913
                                                                  -------------
                FOOD AND BEVERAGES - 3.99%
       52,970   Diageo, SP ADR                                        4,326,590
       83,850   Kellogg                                               4,344,268
       37,150   Nestle, SP ADR                                        3,588,738
       52,630   PepsiCo                                               3,453,581
                                                                  -------------
                                                                     15,713,177
                                                                  -------------
                HEALTHCARE SERVICES - 1.72%
       36,570   UnitedHealth Group                                    1,771,085
       66,920   WellPoint *                                           5,027,031
                                                                  -------------
                                                                      6,798,116
                                                                  -------------
                INSURANCE - 8.61%
       34,140   AFLAC                                                 1,779,377
      221,030   Allstate                                             11,747,745
       46,520   Chubb                                                 2,345,073
      116,440   Genworth Financial, Class A                           3,553,749
       44,460   Hartford Financial Services Group                     4,084,540
      173,120   MetLife                                              10,425,286
                                                                  -------------
                                                                     33,935,770
                                                                  -------------
                OIL AND GAS EXTRACTION - 12.49%
       44,300   Apache                                                3,581,212
       37,135   Chevron Texaco                                        3,166,130
       83,240   ConocoPhillips                                        6,729,122
       60,440   Devon Energy                                          4,509,428
       35,810   EOG Resources                                         2,510,281
      135,410   Exxon Mobil                                          11,527,453
       78,940   Hess                                                  4,831,128
       27,120   Royal Dutch Shell, ADR                                2,104,241
      130,430   Total, SP ADR                                        10,253,102
                                                                  -------------
                                                                     49,212,097
                                                                  -------------
                PHARMACEUTICALS - 6.91%
       28,510   Abbott Laboratories                                   1,445,172
       14,440   Eli Lilly                                               781,060
       40,510   GlaxoSmithKline PLC, SP ADR                           2,069,251
      155,640   Johnson & Johnson                                     9,416,220
      101,690   Merck                                                 5,048,909
       72,930   Pfizer                                                1,714,584
      139,770   Wyeth                                                 6,781,640
                                                                  -------------
                                                                     27,256,836
                                                                  -------------
                PRINTING AND PUBLISHING - 0.14%
       23,920   New York Times, Class A                                 546,811
                                                                  -------------
                RETAIL - 4.41%
       22,100   Advance Auto Parts                                      768,417
       88,642   CVS                                                   3,119,312
       25,410   Lowe's                                                  711,734
      158,370   Macy's                                                5,712,406
       97,400   NIKE, Class B                                         5,498,230

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

VALUE FUND                                                         JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
-------------                                                     -------------

                RETAIL (CONTINUED)
       68,180   Staples                                           $   1,569,504
                                                                  -------------
                                                                     17,379,603
                                                                  -------------
                TECHNOLOGY - 5.38%
      101,070   Accenture, Class A                                    4,258,079
       21,400   Cisco Systems *                                         618,674
       72,020   Hewlett-Packard                                       3,315,081
      237,260   Intel                                                 5,604,081
       11,130   International Business Machines                       1,231,534
      322,450   Oracle *                                              6,165,244
                                                                  -------------
                                                                     21,192,693
                                                                  -------------
                TRANSPORTATION - 1.03%
       42,890   Burlington Northern Santa Fe                          3,522,985
        9,850   Norfolk Southern                                        529,733
                                                                  -------------
                                                                      4,052,718
                                                                  -------------
                UTILITIES - 3.82%
       69,750   Dominion Resources                                    5,874,345
       27,490   Entergy                                               2,747,900
       67,140   FPL Group                                             3,875,992
       25,230   PPL                                                   1,189,342
       15,990   Public Service Enterprise Group                       1,377,539
                                                                  -------------
                                                                     15,065,118
                                                                  -------------
                TOTAL COMMON STOCKS
                   (Cost $310,513,586)                              392,196,919
                                                                  -------------

INVESTMENT COMPANY - 0.70%

    2,764,345   BlackRock Liquidity Funds TempCash Portfolio          2,764,345

                TOTAL INVESTMENT COMPANY
                   (Cost $2,764,345)                                  2,764,345
                                                                  -------------
TOTAL INVESTMENTS - 100.21%
   (Cost $313,277,931)**                                            394,961,264
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (0.21)%                             (833,928)
                                                                  -------------
NET ASSETS - 100.00%                                              $ 394,127,336
                                                                  =============

----------
*     Non-income producing security.

** At July 31, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                               $  86,519,713
      Gross unrealized depreciation                                  (4,836,380)
                                                                  -------------
      Net unrealized appreciation                                 $  81,683,333
                                                                  =============

ADR    American Depositary Receipt
SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

RIVER ROAD DYNAMIC EQUITY INCOME FUND                              JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
-------------                                                     -------------

COMMON STOCKS - 91.08%

                BASIC MATERIALS - 8.36%
       26,885   Compass Minerals International                    $     882,903
       19,050   Dow Chemical                                            828,294
       11,050   Nucor                                                   554,710
        9,000   Rohm & Haas                                             508,680
       19,300   RPM International                                       453,743
                                                                  -------------
                                                                      3,228,330
                                                                  -------------
                COMMUNICATIONS - 5.65%
        9,575   CBS, Class B                                            303,719
        8,775   Embarq                                                  542,207
       11,825   Fairpoint Communications                                182,815
        4,025   Gannett                                                 200,847
       22,350   Verizon Communications                                  952,557
                                                                  -------------
                                                                      2,182,145
                                                                  -------------
                CONSUMER CYCLICALS - 10.35%
        8,625   Autoliv                                                 482,396
        5,300   Carnival                                                234,843
       10,800   Cato, Class A                                           223,344
       13,575   Cedar Fair LP                                           390,010
       35,250   Centerplate, IDS                                        578,452
       18,725   Foot Locker                                             347,536
       17,675   FTD Group                                               291,814
       12,850   Home Depot                                              477,635
        4,000   McDonald's                                              191,480
       21,850   Signet Group, SP ADR                                    435,908
        3,975   VF                                                      341,015
                                                                  -------------
                                                                      3,994,433
                                                                  -------------
                CONSUMER NON-CYCLICALS - 6.54%
        6,850   Clorox                                                  414,151
       32,975   Coinmach Service                                        656,203
        9,000   General Mills                                           500,580
       29,475   Industrias Bachoco, SP ADR                              953,811
                                                                  -------------
                                                                      2,524,745
                                                                  -------------
                ENERGY - 15.32%
        9,925   Alliance Resource Partners LP                           401,963
       12,400   Chevron Texaco                                        1,057,224
       11,925   Enerplus Resources Fund                                 522,673
       13,750   Eni, SP ADR                                             959,200
       13,950   Magellan Midstream Partners LP                          632,074
        1,090   Markwest Energy Partners LP                              39,240
       17,480   Penn West Energy Trust                                  543,453
       20,450   Permian Basin Royalty Trust                             294,276
       12,825   San Juan Basin Royalty Trust                            416,299
       16,700   Spectra Energy                                          425,349
       14,250   TEPPCO Partners LP                                      620,872
                                                                  -------------
                                                                      5,912,623
                                                                  -------------
                FINANCE - 23.27%
        5,775   Allied Irish Banks, SP ADR                              301,628
        5,395   Allstate                                                286,744
       22,425   Associated Banc-Corp                                    644,494
        5,885   Astoria Financial                                       138,592
       17,175   Bank of America                                         814,438
        2,021   Bank of New York Mellon                                  85,994
       16,875   Cincinnati Financial                                    661,500

                                                                     MARKET
    SHARES                                                            VALUE
-------------                                                     -------------
                FINANCE (CONTINUED)
        8,200   Citigroup                                         $     381,874
       28,315   Gallagher (Arthur J.)                                   780,928
       62,763   Medallion Financial                                     721,147
        5,125   National City                                           150,624
       39,875   NGP Capital Resources                                   618,461
        5,350   PartnerRe                                               380,011
        5,675   PNC Financial Services Group                            378,239
       24,175   Prospect Energy                                         375,196
        7,650   Safety Insurance Group                                  254,745
       21,500   U.S. Bancorp                                            643,925
       11,550   Unitrin                                                 489,489
       15,100   Whitney Holding                                         377,349
       12,325   Zenith National Insurance                               497,437
                                                                  -------------
                                                                      8,982,815
                                                                  -------------
                HEALTH CARE - 1.28%
        8,150   Johnson & Johnson                                       493,075
                                                                  -------------
                INDUSTRIAL - 6.86%
        7,500   3M                                                      666,900
       22,800   General Electric                                        883,728
       28,875   Waste Management                                      1,098,116
                                                                  -------------
                                                                      2,648,744
                                                                  -------------
                REAL ESTATE INVESTMENT TRUSTS - 6.01%
        7,898   CapitalSource                                           150,062
       17,750   Franklin Street Properties                              272,463
        7,950   Health Care, REIT                                       291,845
       12,625   Hospitality Properties Trust                            484,295
       18,200   Host Marriott                                           384,384
        8,900   National Retail Properties                              192,774
        8,175   Realty Income                                           191,867
       11,375   W.P. Carey LP                                           353,307
                                                                  -------------
                                                                      2,320,997
                                                                  -------------
                TECHNOLOGY - 1.46%
        6,575   Park Electrochemical                                    194,949
       26,150   United Online                                           369,238
                                                                  -------------
                                                                        564,187
                                                                  -------------
                UTILITIES - 5.98%
        8,675   ALLETE                                                  380,312
       11,250   Duke Energy                                             191,588
       13,275   Otter Tail                                              391,081
       22,775   Portland General Electric                               612,875
       21,700   Southern                                                729,988
                                                                  -------------
                                                                      2,305,844
                                                                  -------------
                TOTAL COMMON STOCKS
                   (Cost $35,233,450)                                35,157,938
                                                                  -------------
CLOSED-END FUNDS - 3.27%

                FINANCE - 3.27%
       34,450   Calamos Strategic Total Return Fund                     486,779
       30,175   First Trust/Four Corners Senior Floating Rate
                   Income Fund II                                       522,329

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

RIVER ROAD DYNAMIC EQUITY INCOME FUND                              JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
-------------                                                     -------------
                FINANCE (CONTINUED)
       14,625   PIMCO Floating Rate Strategy Fund                 $     252,720
                                                                  -------------
                                                                      1,261,828
                                                                  -------------
                TOTAL CLOSED-END FUNDS
                   (Cost $1,333,526)                                  1,261,828
                                                                  -------------
TOTAL INVESTMENTS - 94.35%
   (Cost $36,566,976)*                                               36,419,766
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 5.65%                              2,179,639
                                                                  -------------
NET ASSETS - 100.00%                                              $  38,599,405
                                                                  =============

----------
* At July 31, 2007, cost is identical for book and Federal income tax purpose.

      Gross unrealized appreciation                               $   1,496,492
      Gross unrealized depreciation                                  (1,643,702)
                                                                  -------------
      Net unrealized depreciation                                 $    (147,210)
                                                                  =============
IDS    Income Deposit Security
LP     Limited Partnership
REIT   Real Estate Investment Trust
SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

OPTIMUM MID CAP FUND                                               JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - 98.75%

                ADVERTISING - 1.42%
    1,156,900   Interpublic Group *                               $  12,135,881
                                                                  -------------
                AGRICULTURE - 2.52%
      237,500   Bunge                                                21,519,875
                                                                  -------------
                APPLICATIONS SOFTWARE - 5.96%
      617,050   Cognos *                                             24,756,046
      608,900   Intuit *                                             17,438,896
      719,030   Mentor Graphics *                                     8,635,551
                                                                  -------------
                                                                     50,830,493
                                                                  -------------
                ASSET MANAGEMENT - 2.47%
      504,400   Eaton Vance                                          21,114,184
                                                                  -------------
                AUTOMOTIVE PARTS & EQUIPMENT - 3.80%
      258,920   BorgWarner                                           22,383,634
      114,150   Magna International, Class A                         10,012,097
                                                                  -------------
                                                                     32,395,731
                                                                  -------------
                BROADCASTING & CABLE - 1.32%
      536,630   Hearst-Argyle Television                             11,269,230
                                                                  -------------
                CHEMICALS - SPECIALTY/DIVERSIFIED - 3.25%
      227,500   FMC                                                  20,277,075
      149,200   International Flavors & Fragrances                    7,476,412
                                                                  -------------
                                                                     27,753,487
                                                                  -------------
                COMMUNICATIONS EQUIPMENT - 6.87%
    2,500,670   Andrew *                                             35,159,420
      426,800   Harris                                               23,422,784
                                                                  -------------
                                                                     58,582,204
                                                                  -------------
                COMPUTER HARDWARE - 2.05%
      344,430   Diebold                                              17,452,268
                                                                  -------------
                COMPUTER STORAGE/PERIPHERAL - 1.98%
      426,300   Lexmark International Group, Class A *               16,855,902
                                                                  -------------
                ELECTRICAL/ELECTRONIC EQUIPMENT & MANUFACTURING
                SERVICES/OFFICE
                ELECTRONICS - 11.16%
    1,063,000   Jabil Circuit                                        23,949,390
      616,070   Molex                                                17,459,424
      306,235   Molex, Class A                                        8,200,973
      660,105   Tektronix                                            21,684,449
      661,455   Zebra Technologies *                                 23,964,515
                                                                  -------------
                                                                     95,258,751
                                                                  -------------
                ENGINEERING/CONSTRUCTION - 4.32%
      908,200   Chicago Bridge & Iron                                36,872,920
                                                                  -------------
                ENTERTAINMENT AND LEISURE - 1.62%
      601,500   Mattel                                               13,780,365
                                                                  -------------
                FOOD, BEVERAGE, AND TOBACCO - 1.77%
      170,100   Molson Coors Brewing, Class B                        15,128,694
                                                                  -------------
                HEALTHCARE EQUIPMENT - 7.17%
      344,700   Beckman Coulter                                      24,411,654
      411,000   Edwards Lifesciences *                               18,889,560

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

                HEALTHCARE EQUIPMENT (CONTINUED)
      438,200   Varian Medical Systems *                          $  17,878,560
                                                                  -------------
                                                                     61,179,774
                                                                  -------------
                HEALTHCARE SERVICES - 1.88%
      449,325   Lincare Holdings *                                   16,036,409
                                                                  -------------
                INFORMATION TECHNOLOGY CONSULTING &
                SERVICES - 4.34%
    4,574,900   Unisys *                                             37,010,941
                                                                  -------------
                INSURANCE - 2.86%
      621,640   Cincinnati Financial                                 24,368,288
                                                                  -------------
                LIFE SCIENCE TOOLS - 2.85%
      474,400   Charles River Laboratories *                         24,279,792
                                                                  -------------
                OIL & GAS - EQUIPMENT & SERVICES - 5.25%
      155,660   Compagnie Generale de Geophysique-Veritas, SP
                   ADR *                                              7,853,052
      403,573   FMC Technologies *                                   36,935,001
                                                                  -------------
                                                                     44,788,053
                                                                  -------------
                OIL & GAS - EXPLORATION/PRODUCTION - 2.98%
      636,700   Denbury Resources *                                  25,468,000
                                                                  -------------
                PHARMACEUTICALS - 1.82%
      813,500   Biovail                                              15,529,715
                                                                  -------------
                PRINTING AND PUBLISHING - 11.72%
      735,200   Belo, Class A                                        13,160,080
       62,350   Dow Jones & Co                                        3,577,643
      340,400   Gannett                                              16,985,960
    1,467,900   New York Times, Class A                              33,556,194
    1,030,000   Pearson, SP ADR                                      16,469,700
      505,957   Scholastic *                                         16,281,696
                                                                  -------------
                                                                    100,031,273
                                                                  -------------
                TRANSPORTATION - 2.74%
    1,492,600   Southwest Airlines                                   23,374,116
                                                                  -------------
                TRUCKING - 4.63%
      509,200   Con-way                                              25,149,388
      738,100   Werner Enterprises                                   14,348,664
                                                                  -------------
                                                                     39,498,052
                                                                  -------------
                TOTAL COMMON STOCKS
                   (Cost $689,182,585)                              842,514,398
                                                                  -------------

INVESTMENT COMPANY - 1.46%

   12,511,542   BlackRock Liquidity Funds TempCash Portfolio         12,511,542
                                                                  -------------
                TOTAL INVESTMENT COMPANY
                   (Cost $12,511,542)                                12,511,542
                                                                  -------------

TOTAL INVESTMENTS - 100.21%
   (Cost $701,694,127)**                                            855,025,940
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (0.21)%                           (1,828,751)
                                                                  -------------
NET ASSETS - 100.00%                                              $ 853,197,189
                                                                  =============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

OPTIMUM MID CAP FUND                                               JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

----------
*       Non-income producing security.

** At July 31, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                               $ 179,715,118
      Gross unrealized depreciation                                 (26,383,305)
                                                                  -------------
      Net unrealized appreciation                                 $ 153,331,813
                                                                  =============

ADR     American Depositary Receipt
SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

RIVER ROAD SMALL-MID CAP FUND                                     JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - 94.41%

                BASIC MATERIALS - 2.86%
        4,140   Airgas                                            $     193,338
       12,760   Glatfelter                                              171,367
          500   Stepan                                                   13,795
                                                                  -------------
                                                                        378,500
                                                                  -------------
                COMMERCIAL SERVICES - 4.98%
        6,120   Bowne & Co.                                             106,121
        2,835   Consolidated Graphics *                                 186,855
        5,200   First Advantage, Class A *                              104,468
        4,230   FirstService *                                          138,405
        4,960   Kelly Services, Class A                                 123,256
                                                                  -------------
                                                                        659,105
                                                                  -------------
                COMMUNICATIONS - 1.99%
        3,670   Meredith                                                207,318
        2,110   SureWest Communications                                  56,949
                                                                  -------------
                                                                        264,267
                                                                  -------------
                CONSUMER CYCLICALS - 24.29%
          730   Autoliv                                                  40,829
        5,760   AutoNation *                                            112,205
        7,800   Barnes & Noble                                          261,690
        2,602   Benihana *                                               50,687
        5,205   Benihana, Class A *                                     100,821
        1,890   Brinker International                                    50,917
       17,310   Casey's General Stores                                  431,538
       10,230   CBRL Group                                              393,139
        3,230   Centerplate, IDS                                         53,004
        7,250   Dollar Tree Stores *                                    277,385
        8,500   Foot Locker                                             157,760
        3,600   Insight Enterprises *                                    81,216
        3,240   International Speedway, Class A                         155,163
        1,080   Isle of Capri Casinos *                                  23,155
        1,070   NuCo2 *                                                  27,039
        7,530   Regis                                                   262,496
        7,640   Speedway Motorsports                                    282,451
          630   Tractor Supply *                                         29,938
        7,260   Tween Brands *                                          277,767
        1,310   UniFirst                                                 49,204
        3,210   Williams-Sonoma                                          98,836
                                                                  -------------
                                                                      3,217,240
                                                                  -------------
                CONSUMER NON-CYCLICALS - 15.02%
        6,099   American Dairy *                                        113,319
        1,980   Coca-Cola Bottling                                      103,178
        4,550   Coinmach Service                                         90,545
        9,430   Coinmach Service, Class A                               123,627
        3,580   Constellation Brands, Class A *                          78,509
        9,760   Industrias Bachoco, SP ADR                              315,834
        2,340   J & J Snack Foods                                        80,613
        2,520   Maui Land & Pineapple *                                  80,237
       12,340   National Beverage                                       123,400
       11,120   Pain Therapeutics *                                      93,186
        4,550   Performance Food Group *                                130,403
        9,390   Ruddick                                                 261,042
        5,620   TravelCenters of America *                              205,242
        4,080   Village Super Market, Class A                           189,965
                                                                  -------------
                                                                      1,989,100
                                                                  -------------

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

                ENERGY - 7.18%
        6,270   Cimarex Energy                                    $     237,320
        6,805   Encore Acquisition *                                    176,045
        4,950   Energy Partners *                                        79,200
        4,580   Helix Energy Solutions Group *                          178,391
        3,000   Helmerich & Payne                                        97,110
        2,820   Kodiak Oil & Gas *                                       12,972
        1,210   Petroleum Development *                                  48,812
          960   SEACOR Holdings *                                        83,731
          670   Unit *                                                   36,890
                                                                  -------------
                                                                        950,471
                                                                  -------------
                FINANCE - 11.53%
        2,600   Associated Banc-Corp                                     74,724
        1,720   ASTA Funding                                             62,058
        7,770   Boston Private Financial Holdings                       198,057
        2,730   Cass Information Systems                                 91,209
        4,550   Commerce Bancshares                                     202,248
        6,070   Federated Investors, Class B                            218,581
        6,170   Hilb Rogal and Hobbs                                    267,161
        2,460   International Bancshares                                 54,194
          720   Oppenheimer Holdings, Class A                            39,283
        3,070   PartnerRe                                               218,062
        1,600   Prospect Energy                                          24,832
        1,230   Safety Insurance Group                                   40,959
          840   Unitrin                                                  35,599
                                                                  -------------
                                                                      1,526,967
                                                                  -------------
                HEALTHCARE SERVICES - 3.56%
        5,150   Cambrex                                                  70,349
        1,880   Lincare Holdings *                                       67,097
        4,480   Owens & Minor                                           172,256
        3,100   Universal Health Services, Class B                      162,564
                                                                  -------------
                                                                        472,266
                                                                  -------------
                INDUSTRIAL - 16.52%
        4,035   AMERCO *                                                257,635
       13,740   AptarGroup                                              500,136
        1,110   Bel Fuse, Class B                                        33,566
        4,080   Brink's                                                 249,492
        4,880   Bristow Group *                                         231,458
        6,120   CHC Helicopter, Class A                                 164,750
        1,090   Ituran Location and Control                              14,334
        8,415   Marten Transport *                                      125,973
        2,060   Park Electrochemical                                     61,079
       15,520   Republic Services                                       495,864
        1,690   YRC Worldwide *                                          54,283
                                                                  -------------
                                                                      2,188,570
                                                                  -------------
                TECHNOLOGY - 2.87%
       16,150   Ingram Micro, Class A *                                 323,807
        2,960   Schawk                                                   56,536
                                                                  -------------
                                                                        380,343
                                                                  -------------
                UTILITIES - 3.61%
        2,690   ALLETE                                                  117,929
        2,620   Pike Electric *                                          52,007
        8,225   Portland General Electric                               221,335

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

RIVER ROAD SMALL-MID CAP FUND                                      JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

                UTILITIES (CONTINUED)
        3,005   SJW                                               $      86,514
                                                                  -------------
                                                                        477,785
                                                                  -------------
                TOTAL COMMON STOCKS
                   (Cost $13,184,386)                                12,504,614
                                                                  -------------
PREFERRED STOCK - 0.14%

                COMMERCIAL SERVICES - 0.14%
          816   FirstService                                             18,564
                                                                  -------------
                TOTAL PREFERRED STOCK
                   (Cost $15,973)                                        18,564
                                                                  -------------

INVESTMENT COMPANIES - 9.39%

      577,509   BlackRock Liquidity Funds TempCash Portfolio            577,509
      666,255   BlackRock Liquidity Funds TempFund Portfolio            666,255
                                                                  -------------
                TOTAL INVESTMENT COMPANIES
                   (Cost $1,243,765)                                  1,243,764
                                                                  -------------
TOTAL INVESTMENTS - 103.94%
   (Cost $14,444,124)                                                13,766,942
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (3.94)%                             (521,818)
                                                                  -------------
NET ASSETS - 100.00%                                              $  13,245,124
                                                                  =============

----------
*       Non-income producing security.

** At July 31, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                               $     153,385
      Gross unrealized depreciation                                    (830,567)
                                                                  -------------
      Net unrealized depreciation                                 $    (677,182)
                                                                  =============

IDS     Income Deposit Security
SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

VEREDUS AGGRESSIVE GROWTH FUND                                     JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     MARKET
   SHARES                                                             VALUE
-------------                                                     -------------

COMMON STOCKS - 99.02%

                AEROSPACE/DEFENSE - 4.54%
       70,700   BE Aerospace *                                    $   2,867,592
      274,525   Force Protection *                                    4,310,042
       34,575   Triumph Group                                         2,634,961
                                                                  -------------
                                                                      9,812,595
                                                                  -------------
                AIRLINES - 1.03%
       75,900   Allegiant Travel *                                    2,230,701
                                                                  -------------
                CHEMICALS - 0.68%
       48,975   Flotek Industries *                                   1,456,517
                                                                  -------------
                COMPUTER SOFTWARE - 5.66%
      240,300   ANSYS *                                               6,257,412
      481,025   Aspen Technology *                                    5,964,710
                                                                  -------------
                                                                     12,222,122
                                                                  -------------
                COMPUTERS - 1.03%
       50,550   Stratasys *                                           2,224,706
                                                                  -------------
                CONSUMER DISCRETIONARY/AUTOMOBILE & COMPONENTS - 2.64%
      127,800   Amerigon *                                            2,053,746
       71,325   Cooper Tire & Rubber                                  1,639,762
      164,600   Spartan Motors                                        2,009,766
                                                                  -------------
                                                                      5,703,274
                                                                  -------------
                CONSUMER DISCRETIONARY/CONSUMER ELECTRONICS - 0.31%
       18,875   Universal Electronics *                                 665,155
                                                                  -------------
                CONSUMER DISCRETIONARY/FOOTWARE - 1.79%
       65,300   Crocs *                                               3,873,596
                                                                  -------------
                CONSUMER DISCRETIONARY/INTERNET RETAIL - 1.75%
      146,925   Shutterfly *                                          3,783,319
                                                                  -------------
                CONSUMER DISCRETIONARY/LEISURE EQUIPMENT & PRODUCTS - 1.12%
      128,850   Smith & Wesson Holding *                              2,422,380
                                                                  -------------
                CONSUMER STAPLES - 1.56%
       88,850   Bare Escentuals *                                     2,506,458
       39,625   Inter Parfums                                           868,184
                                                                  -------------
                                                                      3,374,642
                                                                  -------------
                FINANCE - 4.96%
       81,650   GFI Group *                                           6,084,558
       72,875   Lazard, Class A                                       2,698,561
      116,000   MarketAxess Holdings *                                1,926,760
                                                                  -------------
                                                                     10,709,879
                                                                  -------------
                HEALTHCARE SERVICES - 1.00%
       90,600   Omnicell *                                            2,163,528
                                                                  -------------
                HEALTHCARE SUPPLIES - 1.26%
       56,375   Inverness Medical Innovations *                       2,729,114
                                                                  -------------
                INDUSTRIAL - 6.47%
       16,650   Dynamic Materials                                       700,466
      106,825   Fuel Tech *                                           2,987,895
       35,100   Genlyte Group *                                       2,441,907
       56,450   Houston Wire & Cable *                                1,454,716

                                                                     MARKET
   SHARES                                                             VALUE
-------------                                                     -------------
                INDUSTRIAL (CONTINUED)
      129,450   URS *                                             $   6,376,707
                                                                  -------------
                                                                     13,961,691
                                                                  -------------
                INDUSTRIAL - CONSTRUCTION & ENGINEERING - 12.83%
       84,275   Bucyrus International, Class A                        5,356,519
       92,400   EMCor Group *                                         3,317,160
       55,550   Infrasource Services *                                1,923,141
       76,675   Layne Christensen *                                   3,463,410
      102,825   Perini *                                              6,314,483
      169,225   Quanta Services *                                     4,811,067
       31,290   Washington Group International *                      2,513,213
                                                                  -------------
                                                                     27,698,993
                                                                  -------------
                INFORMATION TECHNOLOGY SERVICES - 4.05%
      159,125   Perficient *                                          3,145,901
      142,250   Smart Modular Technologies (WWH) *                    1,748,253
      105,950   VeriFone Holdings *                                   3,857,639
                                                                  -------------
                                                                      8,751,793
                                                                  -------------
                INFORMATION TECHNOLOGY, SOFTWARE & SERVICES - 2.75%
       35,650   FalconStor Software *                                   370,404
      116,550   Limelight Networks *                                  1,928,902
      157,467   RADVision *                                           2,691,111
       60,025   Switch & Data Facilities *                              948,395
                                                                  -------------
                                                                      5,938,812
                                                                  -------------
                MEDICAL PRODUCTS AND SUPPLIES - 9.75%
      130,375   Hologic *                                             6,753,425
      159,925   Illumina *                                            7,287,782
       33,000   Intuitive Surgical *                                  7,016,130
                                                                  -------------
                                                                     21,057,337
                                                                  -------------
                OIL & GAS - EQUIPMENT & SERVICES - 2.09%
       42,700   Oceaneering International *                           2,398,032
       66,925   Willbros Group *                                      2,109,476
                                                                  -------------
                                                                      4,507,508
                                                                  -------------
                OIL & GAS - EXPLORATION/PRODUCTION - 2.33%
       86,900   Carrizo Oil & Gas *                                   3,177,933
       91,375   Parallel Petroleum *                                  1,861,309
                                                                  -------------
                                                                      5,039,242
                                                                  -------------
                OIL AND GAS EXTRACTION - 0.87%
      150,375   PetroQuest Energy *                                   1,881,191
                                                                  -------------
                RESTAURANTS - 2.17%
       19,400   Chipotle Mexican Grill, Class A *                     1,713,796
       23,950   Jack in the Box *                                     1,532,561
      121,675   Texas Roadhouse, Class A *                            1,444,282
                                                                  -------------
                                                                      4,690,639
                                                                  -------------
                RETAIL - 9.23%
      181,275   Warnaco Group *                                       6,545,841
       72,925   Coldwater Creek *                                     1,435,893
       79,375   Dick's Sporting Goods *                               4,463,256
       70,225   Guess?                                                3,334,985
       71,525   Gymboree *                                            3,079,151
       30,050   Volcom *                                              1,066,174
                                                                  -------------
                                                                     19,925,300
                                                                  -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

VEREDUS AGGRESSIVE GROWTH FUND                                     JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

                SEMICONDUCTORS - 4.63%
      138,375   Hittite Microwave *                               $   5,565,442
       43,175   Silicon Motion Technology, ADR *                        790,103
      824,150   TriQuint Semiconductor *                              3,642,743
                                                                  -------------
                                                                      9,998,288
                                                                  -------------
                TELECOMMUNICATIONS EQUIPMENT - 11.90%
      345,300   Arris Group *                                         5,117,346
      275,700   C-COR *                                               3,708,165
      162,200   Ciena *                                               5,925,166
       80,575   Cogent Communications Group *                         2,310,891
       93,775   Dycom Industries *                                    2,621,011
       60,175   NICE Systems, SP ADR *                                1,999,013
      130,075   Polycom *                                             4,028,423
                                                                  -------------
                                                                     25,710,015
                                                                  -------------
                TRANSPORTATION - 0.62%
       39,500   Hub Group, Class A *                                  1,343,790
                                                                  -------------
                TOTAL COMMON STOCKS
                   (Cost $192,226,184)                              213,876,127
                                                                  -------------
INVESTMENT COMPANY - 2.13%

    4,595,555   BlackRock Liquidity Funds TempCash Portfolio          4,595,555
                                                                  -------------
                TOTAL INVESTMENT COMPANY
                   (Cost $4,595,555)                                  4,595,555
                                                                  -------------
TOTAL INVESTMENTS - 101.15%
   (Cost $196,821,739)**                                            218,471,682
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (1.15)%                           (2,489,154)
                                                                  -------------
NET ASSETS - 100.00%                                              $ 215,982,528
                                                                  =============

----------
*     Non-income producing security.

** At July 31, 2007, cost is identical for book and Federal income tax purposes.

     Gross unrealized appreciation                                $  28,352,675
     Gross unrealized depreciation                                   (6,702,732)
                                                                  -------------
     Net unrealized appreciation                                  $  21,649,943
                                                                  =============

ADR    American Depositary Receipt
SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

TAMRO SMALL CAP FUND                                             JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - 97.75%

                BASIC MATERIALS - 3.85%
      463,765   Bowater                                           $  9,099,069
      471,665   Symyx Technologies *                                 4,207,252
                                                                  -------------
                                                                    13,306,321
                                                                  -------------
                BROADCASTING & CABLE - 1.37%
      589,410   Gray Television                                      4,744,750
                                                                  -------------

                CAPITAL GOODS - 12.17%
      237,325   Baldor Electric                                     10,831,513
      162,735   General Cable *                                     12,937,432
      483,830   Steelcase, Class A                                   8,423,480
       88,755   Teleflex                                             6,783,545
      185,975   Trex *                                               3,105,783
                                                                  -------------
                                                                    42,081,753
                                                                  -------------

                COMMERCIAL SERVICES - 4.29%
      467,115   Corinthian Colleges *                                6,292,039
      191,635   Watson Wyatt & Co. Holdings                          8,537,339
                                                                  -------------
                                                                    14,829,378
                                                                  -------------
                CONSUMER CYCLICALS - 6.53%
      393,225   Acco Brands *                                        8,131,893
      354,712   NetFlix *                                            6,111,688
      107,118   Prestige Brands Holdings *                           1,340,046
      935,935   Six Flags *                                          3,565,913
       64,135   Vail Resorts *                                       3,434,429
                                                                  -------------
                                                                    22,583,969
                                                                  -------------
                ENERGY - 1.08%
      209,285   Alpha Natural Resources *                            3,735,737
                                                                  -------------

                FINANCE - 13.47%
      284,840   Calamos Asset Management, Class A                    7,035,548
      313,500   FelCor Lodging Trust, REIT                           6,884,460
      140,618   GAMCO Investors                                      7,303,699
      457,600   Knight Capital Group *                               6,470,464
      472,580   Lexington Realty Trust, REIT                         8,917,585
      130,275   Raymond James Financial                              3,995,534
      200,785   Washington REIT                                      5,991,424
                                                                  -------------
                                                                    46,598,714
                                                                  -------------
                FOOD AND BEVERAGES - 7.76%
      394,075   Hain Celestial Group *                              10,675,492
      254,150   Performance Food Group *                             7,283,939
      787,685   SunOpta *                                            8,877,210
                                                                  -------------
                                                                    26,836,641
                                                                  -------------
                MEDICAL PRODUCTS AND SUPPLIES - 2.10%
      109,595   Analogic                                             7,276,012
                                                                  -------------

                OIL AND GAS EXTRACTION - 9.51%
      250,443   Helmerich & Payne                                    8,106,840
       77,180   Tidewater                                            5,280,656
      170,720   Whiting Petroleum *                                  7,011,470
      396,335   Willbros Group *                                    12,492,479
                                                                  -------------
                                                                    32,891,445
                                                                  -------------

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     -------------

                PHARMACEUTICALS - 5.22%
      401,790   Perrigo                                           $  7,493,384
      144,898   PRA International *                                  4,191,899
       91,915   United Therapeutics *                                6,375,224
                                                                  -------------
                                                                    18,060,507
                                                                  -------------
                RESTAURANTS - 5.48%
      201,205   Bob Evans Farms                                      6,529,102
      246,330   California Pizza Kitchen *                           4,675,344
      236,745   P.F. Chang's China Bistro *                          7,751,031
                                                                  -------------
                                                                    18,955,477
                                                                  -------------
                RETAIL - 2.75%
      654,240   Fred's                                               7,765,829
      215,645   Sharper Image *                                      1,757,507
                                                                  -------------
                                                                     9,523,336
                                                                  -------------
                TECHNOLOGY - 18.37%
      278,615   Avocent *                                            7,620,120
      374,545   Double-Take Software *                               5,715,557
      372,620   Emulex *                                             7,377,876
      481,300   L-1 Identity Solutions *                             8,249,482
      105,192   ManTech International, Class A *                     3,435,571
      922,665   Packeteer *                                          6,347,935
      443,930   RightNow Technologies *                              5,859,876
    2,215,460   Safeguard Scientifics *                              5,095,558
      870,650   TIBCO Software *                                     7,078,384
      316,145   ValueClick *                                         6,759,180
                                                                  -------------
                                                                    63,539,539
                                                                  -------------
                TELECOMMUNICATIONS EQUIPMENT - 1.56%
      174,580   Polycom *                                            5,406,743
                                                                  -------------
                TRANSPORTATION - 2.24%
      786,005   JetBlue Airways *                                    7,742,149
                                                                  -------------
                TOTAL COMMON STOCKS
                (Cost $307,834,437)                                338,112,471
                                                                  -------------
INVESTMENT COMPANY - 2.90%

   10,037,241   BlackRock Liquidity Funds TempCash Portfolio        10,037,241
                                                                  -------------
                TOTAL INVESTMENT COMPANY
                (Cost $10,037,241)                                  10,037,241
                                                                  -------------
TOTAL INVESTMENTS - 100.65%
  (Cost $317,871,678)                                              348,149,712
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (0.65)%                          (2,254,709)
                                                                  -------------
NET ASSETS - 100.00%                                              $345,895,003
                                                                  =============

----------
*     Non-income producing security.

** At July 31, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                               $ 56,122,242
      Gross unrealized depreciation                                (25,844,208)
                                                                  -------------
      Net unrealized appreciation                                 $ 30,278,034
                                                                  =============
REIT  Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

RIVER ROAD SMALL CAP VALUE FUND                                  JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                             VALUE
-------------                                                      -------------

COMMON STOCKS - 98.03%

                BASIC MATERIALS - 1.63%
      266,630   Glatfelter                                         $  3,580,841
       65,313   Stepan                                                1,801,986
                                                                   -------------
                                                                      5,382,827
                                                                   -------------
                COMMERCIAL SERVICES - 7.00%
      168,162   Bowne & Co.                                           2,915,929
       83,940   Consolidated Graphics *                               5,532,485
      123,840   First Advantage, Class A *                            2,487,946
      103,830   FirstService *                                        3,397,318
      139,040   Kelly Services, Class A                               3,455,144
      145,650   TravelCenters of America *                            5,319,138
                                                                   -------------
                                                                     23,107,960
                                                                   -------------

                COMMUNICATIONS - 3.45%
       65,132   Atlantic Tele-Network                                 1,900,552
      128,150   Meredith                                              7,239,193
       52,810   SureWest Communications                               1,425,342
       14,822   Value Line                                              807,503
                                                                   -------------
                                                                     11,372,590
                                                                   -------------
                CONSUMER CYCLICALS - 25.77%
      190,952   Audiovox, Class A *                                   1,932,434
      207,690   Barnes & Noble                                        6,968,000
       80,985   Benihana *                                            1,577,588
      129,510   Benihana, Class A *                                   2,508,609
       95,879   Canterbury Park Holding                               1,250,262
      493,040   Casey's General Stores                               12,291,487
      260,870   CBRL Group                                           10,025,234
      113,710   Centerplate, IDS                                      1,865,981
      113,682   Frisch's Restaurants                                  3,353,619
      153,334   Hampshire Group *                                     2,990,013
       77,100   Insight Enterprises *                                 1,739,376
       34,730   International Speedway, Class A                       1,663,220
       97,870   Isle of Capri Casinos *                               2,098,333
      132,312   Lazare Kaplan International *                         1,041,296
      134,749   Morgans Hotel Group *                                 2,599,308
       37,797   Nathan's Famous *                                       664,093
      216,812   NuCo2 *                                               5,478,839
      196,210   Regis                                                 6,839,881
      207,190   Speedway Motorsports                                  7,659,814
       21,270   Tractor Supply *                                      1,010,750
      183,170   Tween Brands *                                        7,008,084
       66,330   UniFirst                                              2,491,355
                                                                   -------------
                                                                     85,057,576
                                                                   -------------
                CONSUMER NON-CYCLICALS - 20.84%
      163,171   American Dairy *                                      3,031,717
      117,018   Coca-Cola Bottling                                    6,097,808
      233,265   Coinmach Service                                      4,641,974
      356,175   Coinmach Service, Class A                             4,669,454
       72,480   HQ Sustainable Maritime Industries *                    724,800
      306,242   Industrias Bachoco, SP ADR                            9,909,991
      106,672   J & J Snack Foods                                     3,674,850
      518,533   Mac-Gray *                                            7,907,628
       52,621   Maui Land & Pineapple *                               1,675,453
      334,374   National Beverage                                     3,343,740
      284,990   Pain Therapeutics *                                   2,388,216
      118,600   Performance Food Group *                              3,399,076
      239,230   Ruddick                                               6,650,594

   SHARES                                                             MARKET
-------------                                                         VALUE
                                                                   -------------
                CONSUMER NON-CYCLICALS (CONTINUED)
      147,080   Village Super Market, Class A                      $  6,848,045
      541,494   Zapata *                                              3,806,703
                                                                   -------------
                                                                     68,770,049
                                                                   -------------
                ENERGY - 4.42%
       15,583   Adams Resources & Energy                                384,588
       63,903   Barnwell Industries                                   1,310,011
       90,157   Eastern American Natural Gas Trust                    2,385,554
      164,440   Encore Acquisition *                                  4,254,063
      139,110   Energy Partners *                                     2,225,760
      516,489   Evolution Petroleum *                                 1,425,510
       36,410   HKN *                                                   395,049
      108,840   Kodiak Oil & Gas *                                      500,664
       42,470   Petroleum Development *                               1,713,240
                                                                   -------------
                                                                     14,594,439
                                                                   -------------
                FINANCE - 12.10%
       60,420   ASTA Funding                                          2,179,954
      134,180   Boston Private Financial Holdings                     3,420,248
      181,326   California Coastal Communities *                      3,222,163
       65,415   Cass Information Systems                              2,185,515
       25,484   Gyrodyne Company of America                           1,210,490
      168,635   Hilb Rogal and Hobbs                                  7,301,895
      153,140   International Bancshares                              3,373,674
      474,249   Medallion Financial                                   5,449,121
      120,600   Oppenheimer Holdings, Class A                         6,579,936
       65,950   Prospect Energy                                       1,023,544
      134,081   Republic Bancorp, Class A                             2,070,211
       23,020   Safety Insurance Group                                  766,566
       26,720   Unitrin                                               1,132,394
                                                                   -------------
                                                                     39,915,711
                                                                   -------------
                HEALTHCARE SERVICES - 2.13%
      170,080   Cambrex                                               2,323,293
      122,700   Owens & Minor                                         4,717,815
                                                                   -------------
                                                                      7,041,108
                                                                   -------------
                INDUSTRIAL - 14.71%
       82,080   AMERCO *                                              5,240,808
      359,260   AptarGroup                                           13,077,064
       21,160   Bel Fuse, Class A                                       715,631
       27,910   Bel Fuse, Class B                                       843,998
      101,330   Brink's                                               6,196,329
      119,970   Bristow Group *                                       5,690,177
      126,620   CHC Helicopter, Class A                               3,408,610
       87,100   Exponent *                                            1,983,267
       38,810   Ituran Location and Control                             510,352
      157,710   Marten Transport *                                    2,360,919
       54,240   Park Electrochemical                                  1,608,216
      637,700   WCA Waste *                                           5,433,204
       45,506   YRC Worldwide *                                       1,461,653
                                                                   -------------
                                                                     48,530,228
                                                                   -------------
                TECHNOLOGY - 1.66%
       24,020   Computer Services                                       957,197
      154,260   Ingram Micro, Class A *                               3,092,913
       75,200   Schawk                                                1,436,320
                                                                   -------------
                                                                      5,486,430
                                                                   -------------
                UTILITIES - 4.32%
       75,760   ALLETE                                                3,321,318

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

RIVER ROAD SMALL CAP VALUE FUND                                  JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)-CONTINUED
--------------------------------------------------------------------------------

   SHARES                                                             MARKET
-------------                                                         VALUE
                                                                   -------------
                UTILITIES (CONTINUED)
      102,230   Pike Electric *                                    $  2,029,265
      238,770   Portland General Electric                             6,425,301
       85,610   SJW                                                   2,464,712
                                                                   -------------
                                                                     14,240,596
                                                                   -------------
                TOTAL COMMON STOCKS
                   (Cost $313,261,266)                              323,499,514
                                                                   -------------
PREFERRED STOCK - 0.14%

                COMMERCIAL SERVICES - 0.14%
       20,766   FirstService                                            472,426
                                                                   -------------
                TOTAL PREFERRED STOCK
                   (Cost $311,036)                                      472,426
                                                                   -------------
INVESTMENT COMPANY - 2.15%

    7,098,184   BlackRock Liquidity Funds TempFund Portfolio          7,098,184
                                                                   -------------
                TOTAL INVESTMENT COMPANY
                   (Cost $7,098,184)                                  7,098,184
                                                                   -------------
TOTAL INVESTMENTS - 100.32%
   (Cost $320,670,486)                                              331,070,124
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - 0.32%                              1,065,183
                                                                   -------------
NET ASSETS - 100.00%                                               $330,004,941
                                                                   =============
----------
*      Non-income producing security.

** At July 31, 2007, cost is identical for book and Federal income tax purposes.

       Gross unrealized appreciation                               $ 24,890,943
       Gross unrealized depreciation                                (14,491,305)
       Net unrealized appreciation                                -------------
                                                                   $ 10,399,638
                                                                  =============
IDS    Income Deposit Security
SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

ABN AMRO REAL ESTATE FUND                                          JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - 93.37%

                DIVERSIFIED - 8.58%
       48,300   PS Business Parks                                 $   2,468,130
       47,900   Vornado Realty Trust                                  5,126,737
                                                                  -------------
                                                                      7,594,867
                                                                  -------------
                HEALTHCARE - 7.66%
       94,200   Health Care Property Investors                        2,566,008
      129,050   Ventas                                                4,209,611
                                                                  -------------
                                                                      6,775,619
                                                                  -------------
                HOTELS - 8.30%
       86,000   DiamondRock Hospitality                               1,448,240
      117,300   Host Hotels & Resorts                                 2,477,376
       38,000   LaSalle Hotel Properties                              1,521,140
       30,100   Starwood Hotels & Resorts Worldwide                   1,895,096
                                                                  -------------
                                                                      7,341,852
                                                                  -------------
                INDUSTRIAL - 5.87%
       40,085   AMB Property                                          2,135,729
       53,700   ProLogis Trust                                        3,055,530
                                                                  -------------
                                                                      5,191,259
                                                                  -------------
                OFFICE PROPERTIES - 16.44%
       35,900   Boston Properties                                     3,392,191
       88,150   Brookfield Properties                                 1,992,190
       58,100   Kilroy Realty                                         3,743,383
       44,600   SL Green Realty                                       5,415,332
                                                                  -------------
                                                                     14,543,096
                                                                  -------------
                RESIDENTIAL - 13.73%
       39,150   Archstone-Smith Trust                                 2,247,602
       35,524   AvalonBay Communities                                 3,835,526
       45,700   BRE Properties                                        2,309,221
       46,200   Equity Residential Properties Trust                   1,839,222
       17,800   Essex Property Trust                                  1,914,924
                                                                  -------------
                                                                     12,146,495
                                                                  -------------
                RETAIL - 29.69%
       64,000   Developers Diversified Realty                         3,072,000
       46,500   Federal Realty Investment Trust                       3,494,010
       34,692   General Growth Properties                             1,664,522
      100,400   Kimco Realty                                          3,747,932
       53,300   Kite Realty Group Trust                                 850,668
      112,000   Simon Property Group                                  9,691,360
       77,900   Taubman Centers                                       3,746,211
                                                                  -------------
                                                                     26,266,703
                                                                  -------------
                STORAGE - 3.10%
       39,200   Public Storage                                        2,747,528
                                                                  -------------

                TOTAL COMMON STOCKS
                   (Cost $88,033,467)                                82,607,419
                                                                  -------------
FOREIGN COMMON STOCKS - 5.16%
                CANADA - 5.16%
       36,300   Boardwalk Real Estate Investment Trust                1,544,485
       51,800   Calloway Real Estate Investment Trust                 1,165,354

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------
                CANADA (CONTINUED)
       90,600   H&R Real Estate Investment Trust                  $   1,857,351
                                                                  -------------
                                                                      4,567,190
                                                                  -------------
                TOTAL FOREIGN COMMON STOCKS
                   (Cost $4,205,209)                                  4,567,190
                                                                  -------------
TOTAL INVESTMENTS - 98.53%
   (Cost $92,238,676)*                                               87,174,609
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 1.47%                              1,300,000
                                                                  -------------
NET ASSETS - 100.00%                                              $  88,474,609
                                                                  =============

----------
* At July 31, 2007, cost is identical for book and Federal income tax purposes.

     Gross unrealized appreciation                                $   3,424,853
     Gross unrealized depreciation                                   (8,488,920)
                                                                  -------------
     Net unrealized depreciation                                  $  (5,064,067)
                                                                  =============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

VEREDUS SCITECH FUND                                               JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - 101.55%

                AEROSPACE/DEFENSE - 6.03%
        1,100   General Dynamics                                  $      86,416
        2,600   Spirit AeroSystems Holdings, Class A *                   94,380
                                                                  -------------
                                                                        180,796
                                                                  -------------
                BIOTECHNOLOGY - 2.11%
        1,700   Gilead Sciences *                                        63,291
                                                                  -------------
                COMPUTER SOFTWARE - 12.70%
        2,300   Adobe Systems *                                          92,667
        2,000   Akamai Technologies *                                    67,920
        4,200   ANSYS *                                                 109,368
        8,975   Aspen Technology *                                      111,290
                                                                  -------------
                                                                        381,245
                                                                  -------------
                COMPUTERS - 1.23%
          840   Stratasys *                                              36,969
                                                                  -------------
                CONSUMER DISCRETIONARY/AUTOMOBILE & COMPONENTS - 0.98%
        1,825   Amerigon *                                               29,328
                                                                  -------------
                CONSUMER DISCRETIONARY/CONSUMER ELECTRONICS - 0.32%
          275   Universal Electronics *                                   9,691
                                                                  -------------
                CONSUMER DISCRETIONARY/INTERNET RETAIL - 2.21%
        2,575   Shutterfly *                                             66,306
                                                                  -------------
                HEALTHCARE SERVICES - 3.52%
        1,400   Cerner *                                                 74,018
        1,325   Omnicell *                                               31,641
                                                                  -------------
                                                                        105,659
                                                                  -------------
                INDUSTRIAL - 1.88%
          500   First Solar *                                            56,285
                                                                  -------------
                INFORMATION TECHNOLOGY - ELECTRONIC
                   EQUIPMENT & INSTRUMENTS - 4.05%
        1,800   Amphenol, Class A                                        61,668
        1,800   Dolby Laboratories, Class A *                            59,868
                                                                  -------------
                                                                        121,536
                                                                  -------------
                INFORMATION TECHNOLOGY SERVICES - 9.51%
          900   Accenture, Class A                                       37,917
          175   Google, Class A *                                        89,250
        3,200   Perficient *                                             63,264
        2,100   Smart Modular Technologies (WWH) *                       25,809
        1,900   VeriFone Holdings *                                      69,179
                                                                  -------------
                                                                        285,419
                                                                  -------------
                INFORMATION TECHNOLOGY, SOFTWARE & SERVICES - 3.45%
          500   FalconStor Software *                                     5,195
        1,600   Limelight Networks *                                     26,480
        3,000   RADVISION *                                              51,270
        1,300   Switch & Data Facilities *                               20,540
                                                                  -------------
                                                                        103,485
                                                                  -------------
                MEDICAL PRODUCTS AND SUPPLIES - 12.86%
        2,750   Hologic *                                               142,450
        2,650   Illumina *                                              120,760
          400   Intuitive Surgical *                                     85,044

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------
                MEDICAL PRODUCTS AND SUPPLIES (CONTINUED)
          775   Inverness Medical Innovations *                   $      37,518
                                                                  -------------
                                                                        385,772
                                                                  -------------
                PHARMACEUTICALS - 9.44%
        3,200   Bristol-Myers Squibb                                     90,912
        1,700   Eli Lilly                                                91,953
        2,025   Merck                                                   100,541
                                                                  -------------
                                                                        283,406
                                                                  -------------
                SEMICONDUCTORS - 9.54%
        2,375   Hittite Microwave *                                      95,522
        4,100   National Semiconductor                                  106,559
          650   Silicon Motion Technology, ADR *                         11,895
       16,375   TriQuint Semiconductor *                                 72,378
                                                                  -------------
                                                                        286,354
                                                                  -------------
                TELECOMMUNICATIONS EQUIPMENT - 21.72%
        5,900   Arris Group *                                            87,438
        5,025   C-COR *                                                  67,586
        3,025   Ciena *                                                 110,503
        5,475   Cisco Systems *                                         158,282
        1,275   Cogent Communications Group *                            36,567
        1,400   Harris                                                   76,832
        1,350   NICE Systems, SP ADR *                                   44,847
        2,250   Polycom *                                                69,683
                                                                  -------------
                                                                        651,738
                                                                  -------------
                TOTAL COMMON STOCKS
                   (Cost $2,917,929)                                  3,047,280
                                                                  -------------
INVESTMENT COMPANIES - 3.04%
       77,541   BlackRock Liquidity Funds TempCash Portfolio             77,541
       13,651   BlackRock Liquidity Funds TempFund Portfolio             13,651
                                                                  -------------
                TOTAL INVESTMENT COMPANIES
                   (Cost $91,192)                                        91,192
                                                                  -------------
TOTAL INVESTMENTS - 104.59%
  (Cost $3,009,121)**                                                 3,138,472
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (4.59)%                             (137,740)
                                                                  -------------
NET ASSETS - 100.00%                                              $   3,000,732
                                                                  =============

----------
*    Non-income producing security.

** At July 31, 2007, cost is identical for book and Federal income tax purposes.

     Gross unrealized appreciation                                $     232,200
     Gross unrealized depreciation                                     (102,849)
                                                                  -------------
     Net unrealized appreciation                                  $     129,351
                                                                  =============

ADR    American Depositary Receipt
SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

MONTAG & CALDWELL BALANCED FUND                                    JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
-------------                                                     -------------

COMMON STOCKS - 64.04%

                BIOTECHNOLOGY - 1.96%
        1,400   Genentech *                                       $     104,132
        6,200   Gilead Sciences *                                       230,826
                                                                  -------------
                                                                        334,958
                                                                  -------------
                CAPITAL GOODS - 2.97%
        8,100   Emerson Electric                                        381,267
        1,100   Fluor                                                   127,061
                                                                  -------------
                                                                        508,328
                                                                  -------------
                COMMERCIAL SERVICES - 1.77%
        7,300   Paychex                                                 302,074
                                                                  -------------
                COMMUNICATIONS - 5.50%
        7,000   Cisco Systems *                                         202,370
          950   Google, Class A *                                       484,500
        4,200   McGraw-Hill                                             254,100
                                                                  -------------
                                                                        940,970
                                                                  -------------
                CONSUMER STAPLES - 3.86%
        2,450   Colgate-Palmolive                                       161,700
        8,065   Procter & Gamble                                        498,901
                                                                  -------------
                                                                        660,601
                                                                  -------------
                ELECTRICAL - 3.06%
       13,500   General Electric                                        523,260
                                                                  -------------
                FINANCE - 3.40%
        6,900   American Express                                        403,926
        2,400   Merrill Lynch                                           178,080
                                                                  -------------
                                                                        582,006
                                                                  -------------
                FOOD AND BEVERAGES - 5.18%
        8,600   Coca-Cola                                               448,146
        6,670   PepsiCo                                                 437,685
                                                                  -------------
                                                                        885,831
                                                                  -------------
                MEDICAL PRODUCTS AND SUPPLIES - 4.20%
        5,800   Allergan                                                337,154
        6,100   Stryker                                                 380,823
                                                                  -------------
                                                                        717,977
                                                                  -------------
                OIL AND GAS EXTRACTION - 10.31%
        4,400   Baker Hughes                                            347,820
        4,000   Devon Energy                                            298,440
        2,300   Exxon Mobil                                             195,799
        9,300   Halliburton                                             334,986
        6,200   Schlumberger                                            587,264
                                                                  -------------
                                                                      1,764,309
                                                                  -------------
                PHARMACEUTICALS - 4.10%
        6,700   Abbott Laboratories                                     339,623
        7,300   Merck                                                   362,445
                                                                  -------------
                                                                        702,068
                                                                  -------------
                RESTAURANTS - 1.65%
        5,900   McDonald's                                              282,433
                                                                  -------------

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------
                RETAIL - 3.62%
        6,500   Costco Wholesale                                  $     388,700
        4,100   NIKE, Class B                                           231,445
                                                                  -------------
                                                                        620,145
                                                                  -------------
                TECHNOLOGY - 9.21%
        3,000   Apple Computer *                                        395,280
        3,900   Electronic Arts *                                       189,696
        8,900   Hewlett-Packard                                         409,667
        6,500   Intel                                                   153,530
        2,000   Research In Motion *                                    428,000
                                                                  -------------
                                                                      1,576,173
                                                                  -------------
                TELECOMMUNICATIONS EQUIPMENT - 2.60%
       10,700   QUALCOMM                                                445,655
                                                                  -------------
                TRANSPORTATION - 0.65%
        1,000   FedEx                                                   110,740
                                                                  -------------
                TOTAL COMMON STOCKS
                (Cost $8,984,496)                                    10,957,528
                                                                  -------------

  PAR VALUE
-------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.37%

                FEDERAL HOME LOAN MORTGAGE - 3.51%
$     225,000   2.750%, 03/15/08, MTN                                   221,612
      275,000   5.125%, 10/15/08                                        275,803
      100,000   6.625%, 09/15/09                                        103,384
                                                                  -------------
                                                                        600,799
                                                                  -------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.79%
      275,000   6.000%, 05/15/11                                        284,021
      375,000   4.375%, 09/15/12                                        363,187
                                                                  -------------
                                                                        647,208
                                                                  -------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%
           98   9.000%, 09/15/08, Pool # 27056                              100
                                                                  -------------
                U.S. TREASURY BOND - 4.67%
      175,000   6.875%, 08/15/25                                        213,295
      325,000   6.125%, 08/15/29                                        374,182
      200,000   5.375%, 02/15/31                                        211,203
                                                                  -------------
                                                                        798,680
                                                                  -------------
                U.S. TREASURY NOTE - 9.40%
      350,000   3.125%, 04/15/09                                        341,660
      375,000   4.250%, 08/15/13                                        367,530
      350,000   4.000%, 02/15/15                                        333,758
      325,000   4.500%, 02/15/16                                        318,881
      250,000   4.625%, 02/15/17                                        246,855
                                                                  -------------
                                                                      1,608,684
                                                                  -------------
                TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                   (Cost $3,655,149)                                  3,655,471
                                                                  -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

MONTAG & CALDWELL BALANCED FUND                                    JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET
  PAR VALUE                                                           VALUE
-------------                                                     -------------

CORPORATE NOTES AND BONDS - 11.49%

                COMMUNICATIONS - 1.70%
$     275,000   BellSouth Capital Funding
                  7.750%, 02/15/10                                $     290,696
                                                                  -------------
                FINANCE - 6.45%
      250,000   Citigroup
                  5.125%, 05/05/14                                      241,579
      275,000   General Electric Capital, MTN, Series A
                  5.875%, 02/15/12                                      280,674
      300,000   Goldman Sachs Group
                  5.150%, 01/15/14                                      287,735
      300,000   Wells Fargo
                  4.200%, 01/15/10                                      293,586
                                                                  -------------
                                                                      1,103,574
                                                                  -------------
                PHARMACEUTICALS - 1.64%
      300,000   Abbott Laboratories
                  4.350%, 03/15/14                                      280,454
                                                                  -------------
                RETAIL - 1.70%
      300,000   Wal-Mart Stores
                  4.125%, 07/01/10                                      291,734
                                                                  -------------
                TOTAL CORPORATE NOTES AND BONDS
                  (Cost $2,021,652)                                   1,966,458
                                                                  -------------

    SHARES
-------------

INVESTMENT COMPANIES - 2.40%

      408,746   BlackRock Liquidity Funds TempCash Portfolio            408,746
        1,250   BlackRock Liquidity Funds TempFund Portfolio              1,250
                                                                  -------------
                TOTAL INVESTMENT COMPANIES
                  (Cost $409,996)                                       409,996
                                                                  -------------
TOTAL INVESTMENTS - 99.30%
  (Cost $15,071,293)**                                               16,989,453
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 0.70%                                120,401
                                                                  -------------
NET ASSETS - 100.00%                                              $  17,109,854
                                                                  =============

----------
*    Non-income producing security.

** At July 31, 2007, cost is identical for book and Federal income tax purposes

     Gross unrealized appreciation                                $   2,119,518
     Gross unrealized depreciation                                     (201,358)
                                                                  -------------
     Net unrealized appreciation                                  $   1,918,160
                                                                  =============
MTN  Medium Term Note

PORTFOLIO COMPOSITION
Common Stocks .................................................              64%
Investment Company ............................................               2%
U.S. Government Agency Obligations ............................              22%
Corporate Notes and Bonds (Moody's Ratings)
Aaa ...........................................................               2%
Aa1 ...........................................................               2%
Aa3 ...........................................................               2%
A1 ............................................................               2%
Aa2 ...........................................................               2%
A2 ............................................................               2%
                                                                  -------------
                                                                            100%
                                                                  =============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

BALANCED FUND                                                      JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     MARKET
   SHARES                                                             VALUE
-------------                                                     -------------

COMMON STOCKS - 64.73%

                ADVERTISING - 1.36%
        9,005   Omnicom Group                                     $     467,089
                                                                  -------------
                AEROSPACE/DEFENSE - 2.45%
        8,135   Boeing                                                  841,403
                                                                  -------------
                BIOTECHNOLOGY - 2.80%
        4,910   Amgen *                                                 263,864
       18,710   Gilead Sciences *                                       696,573
                                                                  -------------
                                                                        960,437
                                                                  -------------
                CAPITAL GOODS - 5.44%
       14,590   Illinois Tool Works                                     803,179
        6,425   Rockwell Automation                                     449,686
       16,105   Waste Management                                        612,473
                                                                  -------------
                                                                      1,865,338
                                                                  -------------
                CHEMICALS - 1.78%
        7,960   Praxair                                                 609,895
                                                                  -------------
                COMMERCIAL SERVICES - 1.71%
       13,925   Ecolab                                                  586,382
                                                                  -------------
                COMMUNICATIONS - 2.03%
        1,368   Google, Class A *                                       697,680
                                                                  -------------
                CONSUMER CYCLICALS - 1.97%
        5,960   Johnson Controls                                        674,374
                                                                  -------------
                CONSUMER STAPLES - 2.40%
       13,325   Procter & Gamble                                        824,285
                                                                  -------------
                ELECTRICAL - 2.69%
       23,820   General Electric                                        923,263
                                                                  -------------
                ENTERTAINMENT AND LEISURE - 1.48%
       11,420   Carnival                                                506,020
                                                                  -------------
                FINANCE - 6.49%
        7,640   CIT Group                                               314,615
        7,455   Merrill Lynch                                           553,161
        9,565   State Street                                            641,142
        7,175   T. Rowe Price Group                                     374,033
        7,240   Wachovia                                                341,800
                                                                  -------------
                                                                      2,224,751
                                                                  -------------
                HEALTHCARE SERVICES - 1.27%
        8,655   Express Scripts *                                       433,875
                                                                  -------------
                INSURANCE - 1.18%
        7,795   AFLAC                                                   406,275
                                                                  -------------
                MEDICAL PRODUCTS AND SUPPLIES - 4.96%
        4,055   Alcon                                                   553,508
        8,220   Medtronic                                               416,507
       17,035   ResMed *                                                732,164
                                                                  -------------
                                                                      1,702,179
                                                                  -------------
                OIL AND GAS EXTRACTION - 2.69%
        5,510   Baker Hughes                                            435,566

                                                                     MARKET
   SHARES                                                             VALUE
-------------                                                     -------------

                OIL AND GAS EXTRACTION (CONTINUED)
        5,725   Exxon Mobil                                       $     487,369
                                                                  -------------
                                                                        922,935
                                                                  -------------
                RETAIL - 7.74%
        9,785   Kohl's *                                                594,928
       26,530   Starbucks *                                             707,820
       21,110   TJX                                                     585,803
       17,320   Walgreen                                                765,198
                                                                  -------------
                                                                      2,653,749
                                                                  -------------
                TECHNOLOGY - 13.17%
       18,492   Dell *                                                  517,221
       13,035   Electronic Arts *                                       634,022
       24,125   EMC *                                                   446,554
       34,625   Intel                                                   817,843
       13,070   Linear Technology                                       465,946
       25,290   Microsoft                                               733,157
       25,690   Texas Instruments                                       904,031
                                                                  -------------
                                                                      4,518,774
                                                                  -------------
                TRANSPORTATION - 1.12%
       24,435   Southwest Airlines                                      382,652
                                                                  -------------
                TOTAL COMMON STOCKS
                   (Cost $19,382,451)                                22,201,356
                                                                  -------------
  PAR VALUE
-------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.30%

                FEDERAL HOME LOAN MORTGAGE - 9.87%
$     500,000   6.000%, 06/05/17, MTN                                   497,260
      430,942   5.500%, 11/01/20, Gold Pool # G18083                    426,138
       68,379   5.500%, 12/01/20, Gold Pool # G11820                     67,617
      246,530   5.500%, 08/15/25, Series 3106, Class PA, CMO            246,842
      724,264   5.500%, 09/15/25, Series 3099, Class PA, CMO            725,031
      478,154   5.500%, 01/01/37, Gold Pool # G02629                    462,269
      993,951   5.500%, 05/01/37, Pool # A60048                         960,382
                                                                  -------------
                                                                      3,385,539
                                                                  -------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.91%
      250,000   6.250%, 03/29/22                                        248,403
       48,094   7.500%, 02/01/35, Pool # 787557                          49,789
       42,485   7.500%, 04/01/35, Pool # 819231                          43,982
      207,945   6.000%, 11/01/35, Pool # 844078                         206,457
      451,875   6.000%, 12/01/36, Pool # 888029                         448,102
                                                                  -------------
                                                                        996,733
                                                                  -------------
                U.S. TREASURY BOND - 0.81%
      250,000   6.000%, 02/15/26                                        279,414
                                                                  -------------
                U.S. TREASURY NOTE - 0.71%
      250,000   4.250%, 11/15/14                                        242,852
                                                                  -------------
                TOTAL U.S. GOVERNMENT AND AGENCY
                   OBLIGATIONS
                   (Cost $4,988,435)                                  4,904,538
                                                                  -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

BALANCED FUND                                                      JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                     MARKET
  PAR VALUE                                                          VALUE
-------------                                                     -------------

CORPORATE NOTES AND BONDS - 14.03%

                COMMUNICATIONS - 1.63%
$     200,000   AT&T
                   6.000%, 03/15/09 (a)                           $     202,011
      200,000   British Sky Broadcasting
                   6.875%, 02/23/09                                     204,312
      100,000   Embarq
                   6.738%, 06/01/13                                     101,829
       50,000   INTELSAT
                   Unsecured Notes
                   6.375%, 01/15/08                                      49,875
                                                                  -------------
                                                                        558,027
                                                                  -------------
                CONSUMER CYCLICALS - 0.14%
       50,000   D.R. Horton
                   Senior Notes
                   6.875%, 05/01/13                                      48,111
                                                                  -------------
                ELECTRONICS - 0.15%
       50,000   L-3 Communications,
                   Senior Subordinated Notes
                   7.625%, 06/15/12                                      50,500
                                                                  -------------
                FINANCE - 6.29%
      250,000   Bear Stearns, MTN
                   5.750%, 11/21/16 (b)                                 238,884
      500,000   Citigroup, Subordinated Notes
                   5.910%, 08/25/36 (b)                                 504,524
      300,000   Goldman Sachs Capital I
                   6.345%, 02/15/34                                     274,929
      125,000   JPMorgan Chase
                   Subordinated Notes
                   6.125%, 06/27/17                                     127,133
      250,000   Lehman Brothers Holdings
                   Subordinated Notes
                   6.875%, 07/17/37                                     242,909
      315,000   NB Capital Trust II
                   7.830%, 12/15/26                                     327,612
      250,000   SLM, MTN
                   5.625%, 08/01/33                                     190,925
      250,000   Washington Mutual Bank,
                   Subordinated Notes
                   5.780%, 05/20/13 (b)                                 250,398
                                                                  -------------
                                                                      2,157,314
                                                                  -------------
                FOOD AND BEVERAGES - 0.78%
       50,000   Constellation Brands, Series B
                   8.000%, 02/15/08                                      50,375
      215,000   Kroger
                   6.200%, 06/15/12                                     218,993
                                                                  -------------
                                                                        269,368
                                                                  -------------
                OIL AND GAS EXTRACTION - 1.65%
       50,000   Chesapeake Energy
                   6.500%, 08/15/17                                      46,375
      150,000   Hess
                   7.875%, 10/01/29                                     171,605
       50,000   Pride International,
                   Senior Unsecured Notes
                   7.375%, 07/15/14                                      49,875

                                                                      MARKET
  PAR VALUE                                                            VALUE
-------------                                                     -------------

                OIL AND GAS EXTRACTION (CONTINUED)
$      50,000   Western Oil Sands, Secured
                   8.375%, 05/01/12                               $      55,000
      250,000   Williams Partners
                   7.250%, 02/01/17                                     243,750
                                                                  -------------
                                                                        566,605
                                                                  -------------
                PHARMACEUTICALS - 0.87%
      250,000   Hospira, Senior Notes
                   6.050%, 03/30/17                                     246,476
       50,000   Mylan Laboratories
                   6.375%, 08/15/15                                      50,625
                                                                  -------------
                                                                        297,101
                                                                  -------------
                RESTAURANTS - 0.56%
      190,000   Yum! Brands, Senior Notes
                   7.650%, 05/15/08                                     192,986
                                                                  -------------
                RETAIL - 0.71%
      250,000   Macys Retail Holdings
                   6.375%, 03/15/37                                     245,087
                                                                  -------------
                UTILITIES - 1.25%
      200,000   CenterPoint Energy
                   Senior Notes, Series B
                   7.250%, 09/01/10                                     209,193
      175,000   CILCORP
                   Senior Unsecured Notes
                   8.700%, 10/15/09                                     179,328
       50,000   TXU,
                   Senior Unsecured Notes, Series P
                   5.550%, 11/15/14                                      40,585
                                                                  -------------
                                                                        429,106
                                                                  -------------
                TOTAL CORPORATE NOTES AND BONDS
                   (Cost $4,927,091)                                  4,814,205
                                                                  -------------
ASSET-BACKED SECURITIES - 1.19%
       93,852   GE Equipment Midticket LLC
                   Series 2006-1, Class A1
                   5.301%, 12/15/07 (a)                                  93,848
                Harley-Davidson Motorcycle Trust
       44,774      Series 2007-1, Class A1
                   5.300%, 02/15/08 (a)                                  44,766
      168,825      Series 2007-2, Class A1
                   5.310%, 05/15/08 (a)                                 168,802
      101,634   Honda Auto Receivables Owner Trust
                   Series 2007-1, Class A1
                   5.322%, 03/18/08 (a)                                 101,630
                                                                  -------------
                TOTAL ASSET-BACKED SECURITIES
                   (Cost $409,086)                                      409,046
                                                                  -------------
FOREIGN GOVERNMENT BOND - 0.33%
      109,000   Republic of Philippines
                   7.500%, 09/25/24                                     113,088
                                                                  -------------
                TOTAL FOREIGN GOVERNMENT BOND
                   (Cost $110,230)                                      113,088
                                                                  -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

BALANCED FUND                                                      JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                             VALUE
-------------                                                     -------------

INVESTMENT COMPANIES - 3.92%

      732,472   BlackRock Liquidity Funds TempCash Portfolio      $     732,472
      611,243   BlackRock Liquidity Funds TempFund Portfolio            611,243
                                                                  -------------
                TOTAL INVESTMENT COMPANIES
                   (Cost $1,343,715)                                  1,343,715
                                                                  -------------
TOTAL INVESTMENTS - 98.50%
   (Cost $31,161,008)**                                              33,785,948
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 1.50%                                513,426
                                                                  -------------
NET ASSETS - 100.00%                                              $  34,299,374
                                                                  =============

----------
*     Non-income producing security.

** At July 31, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                               $   3,332,965
      Gross unrealized depreciation                                    (708,025)
                                                                  -------------
      Net unrealized appreciation                                 $   2,624,940
                                                                  =============

(a) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

(b) Floating rate note. The interest rate shown reflects the rate in effect at July 31, 2007.

CMO   Collateralized Mortgage Obligation
MTN   Medium Term Note

PORTFOLIO COMPOSITION

Common Stocks ......................................................    66%
Investment Companies ...............................................     4%
U.S. Government Obligations ........................................     2%
U.S. Government Agency Obligations .................................    13%
Corporate Notes and Bonds (Moody's Ratings (a))
   Aa ..............................................................     3%
   A ...............................................................     5%
   Baa .............................................................     4%
   Ba ..............................................................     3%
                                                                       ---
                                                                       100%
                                                                       ===

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

TCH FIXED INCOME FUND                                              JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                      MARKET
  PAR VALUE                                                           VALUE
-------------                                                     -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 50.83%

                FEDERAL HOME LOAN BANK - 3.24%
$   2,000,000   5.500%, 05/08/09                                  $   2,000,112
    1,000,000   5.500%, 09/04/09                                      1,000,190
                                                                  -------------
                                                                      3,000,302
                                                                  -------------
                FEDERAL HOME LOAN MORTGAGE - 16.87%
    1,000,000   6.000%, 06/05/17, MTN                                   994,520
    2,422,458   5.500%, 11/01/20, Gold Pool #
                  G18083                                              2,395,447
      384,503   5.500%, 12/01/20, Gold Pool #
                  G11820                                                380,216
    1,000,000   6.500%, 07/20/22, MTN                                 1,006,387
    1,401,286   5.500%, 08/15/25, Series 3106,
                  Class PA, CMO                                       1,403,062
    2,000,000   6.250%, 07/15/32, MTN                                 2,189,392
    1,810,000   5.500%, 07/15/34, Series 3130,
                  Class QD, CMO                                       1,770,886
    1,313,000   5.500%, 09/15/34, Series 3098,
                  Class KE, CMO                                       1,284,553
      440,005   6.000%, 10/01/35, Gold Pool #
                  A47772                                                437,398
    2,000,000   5.000%, 01/15/36, Series 3098,
                  Class PG, CMO                                       1,842,415
      956,307   5.500%, 01/01/37, Gold Pool #
                  G02629                                                924,538
      993,951   5.500%, 05/01/37, Pool # A60048                         960,382
                                                                  -------------
                                                                     15,589,196
                                                                  -------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.82%
    2,000,000   4.125%, 04/15/14                                      1,883,426
    2,000,000   6.000%, 03/20/17, Series 1                            1,991,516
      874,288   6.000%, 11/01/17, Pool # 662854                         881,040
      590,140   6.000%, 04/01/18, Pool # 725175                         594,823
      760,100   5.500%, 11/01/18, Pool # 748886                         753,897
      405,939   4.500%, 06/01/19, Pool # 747860                         388,130
    2,089,211   6.000%, 01/01/21, Pool # 850787                       2,102,690
    2,000,000   6.250%, 03/29/22                                      1,987,228
    1,500,000   6.625%, 07/25/22                                      1,503,811
    4,031,467   5.500%, 07/25/31, Series 2005-27,
                  Class TH, CMO                                       4,031,209
    1,087,722   6.000%, 09/01/32, Pool # 847899                       1,084,762
      307,609   6.000%, 02/01/34, Pool # 771952                         306,434
      306,767   7.500%, 02/01/35, Pool # 787557                         317,576
      270,912   7.500%, 04/01/35, Pool # 819231                         280,458
    1,168,803   6.000%, 11/01/35, Pool # 844078                       1,160,439
      903,749   6.000%, 12/01/36, Pool # 888029                         896,204
                                                                  -------------
                                                                     20,163,643
                                                                  -------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.04%
    1,990,131   5.000%, 05/20/37, Pool # 782156                       1,884,194
                                                                  -------------
                U.S. TREASURY BOND - 4.28%
    1,000,000   6.000%, 02/15/26                                      1,117,657
    2,500,000   6.250%, 08/15/23                                      2,835,742
                                                                  -------------
                                                                      3,953,399
                                                                  -------------
                U.S. TREASURY NOTE - 2.58%
    2,500,000   4.000%, 02/15/15                                      2,383,985
                                                                  -------------
                TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                  (Cost $47,430,068)                                 46,974,719
                                                                  -------------

                                                                      MARKET
  PAR VALUE                                                           VALUE
-------------                                                     -------------

CORPORATE NOTES AND BONDS - 34.92%

                BASIC MATERIALS - 0.53%
$     525,000   Cascades, Senior Notes
                  7.250%, 02/15/13                                $     493,500
                                                                  -------------
                COMMUNICATIONS - 5.41%
      765,000   British Sky Broadcasting
                  6.875%, 02/23/09                                      781,495
      650,000   Embarq
                  6.738%, 06/01/13                                      661,891
    1,000,000   INTELSAT
                  Unsecured Notes
                  6.375%, 01/15/08                                      997,500
    1,000,000   News America
                  6.200%, 12/15/34                                      921,039
      750,000   Nextel Communications,
                  Senior Notes, Series E
                  6.875%, 10/31/13                                      720,648
    1,000,000   Vodafone Group
                  6.150%, 02/27/37                                      917,470
                                                                  -------------
                                                                      5,000,043
                                                                  -------------
                CONSUMER CYCLICALS - 2.80%
      750,000   D.R. Horton
                  Senior Notes
                  6.875%, 05/01/13                                      721,666
    1,000,000   Home Depot
                  Senior Unsecured Notes
                  5.875%, 12/16/36                                      871,051
    1,000,000   Limited Brands
                  Senior Unsecured Notes
                  7.600%, 07/15/37                                      999,363
                                                                  -------------
                                                                      2,592,080
                                                                  -------------
                ELECTRONICS - 0.76%
      700,000   L-3 Communications,
                  Senior Subordinated Notes
                  7.625%, 06/15/12                                      707,000
                                                                  -------------
                FINANCE - 12.88%
    1,500,000   Bear Stearns
                  5.750%, 11/21/16 (a)                                1,433,303
    1,000,000   CIT Group
                  5.610%, 02/13/12 (a)                                  985,753
    2,000,000   Citigroup, Subordinated Notes
                  5.910%, 08/25/36 (a)                                2,018,096
    1,650,000   Goldman Sachs Capital I
                  6.345%, 02/15/34                                    1,512,109
    1,000,000   Lehman Brothers Holdings
                  Subordinated Notes
                  6.875%, 07/17/37                                      971,635
    1,725,000   NB Capital Trust II
                  7.830%, 12/15/26                                    1,794,067
    1,000,000   Residential Capital
                  6.000%, 02/22/11                                      922,431
    1,000,000   SLM
                  5.625%, 08/01/33                                      763,700
    1,500,000   Washington Mutual Bank,
                  Subordinated Notes
                  5.780%, 05/20/13 (a)                                1,502,393
                                                                  -------------
                                                                     11,903,487
                                                                  -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

TCH FIXED INCOME FUND                                              JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET
  PAR VALUE                                                           VALUE
-------------                                                     -------------

                FOOD AND BEVERAGES - 0.91%
$     840,000   Constellation Brands, Series B
                  8.000%, 02/15/08                                $     846,300
                                                                  -------------
                OIL AND GAS EXTRACTION - 3.82%
      515,000   Chesapeake Energy
                  6.500%, 08/15/17                                      477,663
      500,000   Hess
                  7.875%, 10/01/29                                      572,015
      400,000   Pride International,
                  Senior Unsecured Notes
                  7.375%, 07/15/14                                      399,000
    1,005,000   Western Oil Sands, Secured
                  8.375%, 05/01/12                                    1,105,500
    1,000,000   Williams Partners
                  7.250%, 02/01/17                                      975,000
                                                                  -------------
                                                                      3,529,178
                                                                  -------------
                PHARMACEUTICALS - 1.78%
    1,000,000   Hospira, Senior Notes
                  6.050%, 03/30/17                                      985,904
      650,000   Mylan Laboratories
                  6.375%, 08/15/15                                      658,125
                                                                  -------------
                                                                      1,644,029
                                                                  -------------
                PRINTING AND PUBLISHING - 0.53%
      500,000   Donnelley (R.R.) & Sons,
                  Senior Unsecured Notes
                  6.125%, 01/15/17                                      486,377
                                                                  -------------
                RETAIL - 1.29%
      750,000   JC Penney
                  6.375%, 10/15/36                                      698,517
      500,000   Macys Retail Holdings
                  6.375%, 03/15/37                                      490,174
                                                                  -------------
                                                                      1,188,691
                                                                  -------------
                UTILITIES - 4.21%
    1,045,000   CenterPoint Energy
                  Senior Notes, Series B
                  7.250%, 09/01/10                                    1,093,033
    1,500,000   CILCORP
                  Senior Unsecured Notes
                  8.700%, 10/15/09                                    1,537,096
    1,000,000   NiSource Finance, Senior Notes
                  6.150%, 03/01/13                                    1,013,994
      300,000   TXU,
                  Senior Unsecured Notes, Series P
                  5.550%, 11/15/14                                      243,509
                                                                  -------------
                                                                      3,887,632
                                                                  -------------
                TOTAL CORPORATE NOTES AND BONDS
                  (Cost $33,342,408)                                 32,278,317
                                                                  -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.51%
    3,125,000   GMAC Commercial Mortgage Securities
                  Series 2000-C3, Class A2
                  6.957%, 09/15/35                                    3,248,107
                                                                  -------------
                TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                  (Cost $3,691,284)                                   3,248,107
                                                                  -------------

                                                                      MARKET
  PAR VALUE                                                           VALUE
-------------                                                     -------------

ASSET-BACKED SECURITIES - 3.41%

$   1,000,000   Capital One Auto Finance Trust
                  Series 2007-A, Class A2
                  5.330%, 05/15/10                                $   1,000,486
      375,410   GE Equipment Midticket LLC
                  Series 2006-1, Class A1
                  5.301%, 12/15/07                                      375,390
                Harley-Davidson Motorcycle Trust
      179,095     Series 2007-1, Class A1
                  5.300%, 02/15/08                                      179,064
      675,302     Series 2007-2, Class A1
                  5.310%, 05/15/08                                      675,209
      813,075   Honda Auto Receivables Owner Trust
                  Series 2007-1, Class A1
                  5.322%, 03/18/08                                      813,043
      104,881   Household Automotive Trust
                  Series 2007-1, Class A1
                  5.326%, 02/17/08                                      104,878
                                                                  -------------
                TOTAL ASSET-BACKED SECURITIES
                  (Cost $3,147,742)                                   3,148,070
                                                                  -------------
FOREIGN GOVERNMENT BOND - 0.92%

      820,000   Republic of Philippines
                  7.500%, 09/25/24                                      850,750
                                                                  -------------
                TOTAL FOREIGN GOVERNMENT BOND
                  (Cost $829,116)                                       850,750
                                                                  -------------

   SHARES
------------

INVESTMENT COMPANIES - 5.34%

    4,630,235   BlackRock Liquidity Funds TempCash Portfolio          4,630,235
      305,967   BlackRock Liquidity Funds TempFund Portfolio            305,967
                                                                  -------------
                TOTAL INVESTMENT COMPANIES
                  (Cost $4,936,202)                                   4,936,202
                                                                  -------------
TOTAL INVESTMENTS - 98.93%
  (Cost $93,376,820)*                                                91,436,165
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 1.07%                                987,677
                                                                  -------------
NET ASSETS - 100.00%                                              $  92,423,842
                                                                  =============

----------
* At July 31, 2007, cost is identical for book and federal income tax purposes.

     Gross unrealized appreciation                                $     195,868
     Gross unrealized depreciation                                   (2,136,523)
                                                                  -------------
     Net unrealized depreciation                                  $  (1,940,655)
                                                                  =============

(a) Variable rate bond. The interest rate shown reflects the rate in effect at July 31, 2007.

CMO   Collateralized Mortgage Obligation
MTN   Medium Term Note

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

TCH FIXED INCOME FUND                                              JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
          PORTFOLIO COMPOSITION
          Investment Company...................................     5%
          U.S. Government Obligations..........................     7%
          U.S. Government Agency Obligations...................    44%
          Corporate Notes and Bonds (Moody's Ratings)
          Aaa..................................................     5%
          Aa...................................................     4%
          A....................................................    10%
          Baa..................................................    13%
          Ba...................................................    11%
          B....................................................     1%
                                                                  ----
                                                                  100%
                                                                  ====

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

TCH INVESTMENT GRADE BOND FUND                                     JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  PAR VALUE                                                           VALUE
-------------                                                     -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 47.32%

                FEDERAL HOME LOAN BANK - 3.32%
$     100,000   6.500%, 08/14/09                                  $     103,048
      500,000   5.500%, 09/04/09                                        500,095
                                                                  -------------
                                                                        603,143
                                                                  -------------
                FEDERAL HOME LOAN MORTGAGE - 16.23%
      500,000   6.000%, 06/05/17, MTN                                   497,260
       67,870   5.500%, 08/01/17, Gold Pool # E90954                     67,353
      533,601   5.000%, 09/01/18, Gold Pool # E99582                    519,950
      121,943   6.500%, 08/01/32, Gold Pool # C01385                    124,327
      564,840   5.000%, 11/01/33, Gold Pool # A15349                    532,840
      532,576   5.500%, 11/01/33, Gold Pool # A15901                    517,056
      211,092   6.000%, 02/01/35, Gold Pool # A34083                    210,197
      496,976   5.500%, 05/01/37, Pool # A60048                         480,191
                                                                  -------------
                                                                      2,949,174
                                                                  -------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.72%
      100,000   5.500%, 03/15/11                                        101,526
       76,723   6.000%, 10/01/16, Pool # 611322                          77,332
       78,053   5.500%, 01/01/17, Pool # 623107                          77,515
      191,959   5.500%, 04/01/17, Pool # 254259                         190,493
      140,784   6.000%, 06/01/17, Pool # 254342                         141,871
      388,165   5.500%, 11/01/17, Pool # 659589                         385,200
      513,761   5.000%, 05/01/19, Pool # 255274                         499,851
      347,421   5.000%, 09/01/19, Pool # 788070                         338,638
      250,000   6.250%, 03/29/22                                        248,403
       86,001   6.500%, 03/01/32, Pool # 254239                          87,556
       60,261   7.000%, 04/01/32, Pool # 545556                          62,510
      108,286   6.500%, 10/01/32, Pool # 254479                         110,244
      605,869   5.000%, 10/01/33, Pool # 749179                         571,623
       69,486   6.000%, 02/01/34, Pool # 725162                          69,221
      188,863   6.000%, 09/01/34, Pool # 794267                         187,831
      278,616   6.000%, 11/01/34, Pool # 735060                         277,094
      462,286   5.000%, 05/01/35, Pool # 826641                         434,973
      451,875   6.000%, 12/01/36, Pool # 888029                         448,102
                                                                  -------------
                                                                      4,309,983
                                                                  -------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.98%
       68,812   6.500%, 05/15/32, Pool # 584389                          70,340
      497,533   5.000%, 05/20/37, Pool # 782156                         471,049
                                                                  -------------
                                                                        541,389
                                                                  -------------
                U.S. TREASURY NOTE - 1.07%
      100,000   4.250%, 11/15/14                                         97,141
      100,000   4.125%, 05/15/15                                         95,953
                                                                  -------------
                                                                        193,094
                                                                  -------------
                TOTAL U.S. GOVERNMENT AND AGENCY
                   OBLIGATIONS
                   (Cost $8,812,961)                                  8,596,783
                                                                  -------------
CORPORATE NOTES AND BONDS - 28.42%

                COMMUNICATIONS - 4.39%
      385,000   British Sky Broadcasting
                   6.875%, 02/23/09                                     393,302
      125,000   News America
                   5.300%, 12/15/14                                     120,092

                                                                      MARKET
  PAR VALUE                                                           VALUE
-------------                                                     -------------

                COMMUNICATIONS (CONTINUED)
$     300,000   Sprint Nextel, Unsecured Notes
                   6.000%, 12/01/16                               $     283,607
                                                                  -------------
                                                                        797,001
                                                                  -------------
                FINANCE - 14.12%
      250,000   Bear Stearns
                   5.750%, 11/21/16 (a)                                 238,884
      250,000   CIT Group
                   5.610%, 02/13/12 (a)                                 246,438
      500,000   Citigroup, Subordinated Notes
                   5.910%, 08/25/36 (a)                                 504,524
      175,000   Credit Suisse (USA), Senior Unsecured Notes
                   5.375%, 03/02/16                                     169,145
      375,000   International Lease Finance, Unsubordinated
                   Notes
                   5.875%, 05/01/13                                     379,869
      125,000   JPMorgan Chase
                   Subordinated Notes
                   6.125%, 06/27/17                                     127,133
      400,000   Merrill Lynch, MTN
                   5.460%, 06/16/08 (a)                                 399,772
      500,000   Washington Mutual Bank,
                   Subordinated Notes
                   5.780%, 05/20/13 (a)                                 500,798
                                                                  -------------
                                                                      2,566,563
                                                                  -------------
                FOOD AND BEVERAGES - 2.71%
      193,000   General Mills
                   6.000%, 02/15/12                                     197,714
      300,000   Kroger
                   5.500%, 02/01/13                                     294,845
                                                                  -------------
                                                                        492,559
                                                                  -------------
                INSURANCE - 2.53%
      200,000   Chubb
                   6.000%, 11/15/11                                     204,721
      250,000   State Auto Financial, Senior Notes
                   6.250%, 11/15/13                                     254,947
                                                                  -------------
                                                                        459,668
                                                                  -------------
                OIL AND GAS EXTRACTION - 1.97%
      350,000   Consolidated Natural Gas
                   Senior Notes, Series C
                   6.250%, 11/01/11                                     358,757
                                                                  -------------
                PHARMACEUTICALS - 1.36%
      250,000   Hospira, Senior Notes
                   6.050%, 03/30/17                                     246,476
                                                                  -------------
                PRINTING AND PUBLISHING - 1.34%
      250,000   Donnelley (R.R.) & Sons,
                   Senior Unsecured Notes
                   6.125%, 01/15/17                                     243,189
                                                                  -------------
                TOTAL CORPORATE NOTES AND BONDS
                   (Cost $5,245,997)                                  5,164,213
                                                                  -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

TCH INVESTMENT GRADE BOND FUND                                     JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET
  PAR VALUE                                                           VALUE
-------------                                                     -------------
NON-AGENCY MORTGAGE-BACKED SECURITIES - 8.29%

$     302,000   Bear Stearns Asset Backed Securities,
                   Series 2003-AC5, Class A2, CMO
                   5.000%, 10/25/33                               $     294,615
      334,067   Chase Mortgage Finance,
                   Series 2003-S2, Class A1, CMO
                   5.000%, 03/25/18 (c)                                 329,156
       44,975   Master Asset Securitization Trust,
                   Series 2002-8, Class 1A2, CMO
                   5.250%, 12/25/17 (c)                                  44,366
      168,558   Washington Mutual,
                   Series 2002-S8, Class 2A7, CMO
                   5.250%, 01/25/18 (c)                                 164,214
                Wells Fargo Mortgage Backed Securities Trust,
      268,641      Series 2003K, Class 1A2, CMO, ARM
                   4.490%, 11/25/33 (b) (c)                             258,221
      431,033      Series 2003L, Class 1A2, CMO, ARM
                   4.570%, 11/25/33 (b)                                 415,606
                                                                  -------------
                TOTAL NON-AGENCY MORTGAGE-BACKED
                   SECURITIES
                   (Cost $1,551,242)                                  1,506,178
                                                                  -------------
ASSET-BACKED SECURITIES - 3.57%

      137,963   Drive Auto Receivables Trust
                   Series 2005-2, Class A2
                   4.120%, 01/15/10 (d)                                 137,587
       93,852   GE Equipment Midticket LLC
                   Series 2006-1, Class A1
                   5.301%, 12/15/07                                      93,848
                Harley-Davidson Motorcycle Trust
       44,774      Series 2007-1, Class A1
                   5.300%, 02/15/08                                      44,766
      168,825      Series 2007-2, Class A1
                   5.310%, 05/15/08                                     168,802
      203,269   Honda Auto Receivables Owner Trust
                   Series 2007-1, Class A1
                   5.322%, 03/18/08 (c)                                 203,261
                                                                  -------------
                TOTAL ASSET-BACKED SECURITIES
                   (Cost $647,813)                                      648,264
                                                                  -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.96%

       96,370   General Electric Capital Commercial Mortgage,
                   Series 2001-1, Class A1
                   6.079%, 05/15/33                                      96,933
      445,000   LB Commercial Mortgage Trust,
                   Series 2004-C4, Class A3
                   5.153%, 06/15/29 (b)                                 441,700
                                                                  -------------
                TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                   (Cost $573,007)                                      538,633
                                                                  -------------

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------
INVESTMENT COMPANIES - 9.00%

      912,639   BlackRock Liquidity Funds TempCash Portfolio      $     912,639
      721,849   BlackRock Liquidity Funds TempFund Portfolio            721,849
                                                                  -------------
                TOTAL INVESTMENT COMPANY
                   (Cost $1,634,489)                                  1,634,488
                                                                  -------------
TOTAL INVESTMENTS - 99.56%
   (Cost $18,465,509)*                                               18,088,559
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 0.44%                                 80,165
                                                                  -------------
NET ASSETS - 100.00%                                              $  18,168,724
                                                                  =============

----------
* At July 31, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                               $      15,806
      Gross unrealized depreciation                                    (392,756)
                                                                  -------------
      Net unrealized depreciation                                 $    (376,950)
                                                                  =============

(a) Floating rate note. The interest rate shown reflects the rate in effect at July 31, 2007.

(b) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at July 31, 2007.

(c) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2007, this security amounted to $137,587 or 0.76% of net assets. This security has been determined by the Sub-Adviser to be a liquid security.

ARM   Adjustable Rate Mortgage
CMO   Collateralized Mortgage Obligation
MTN   Meduim Term Note

      PORTFOLIO COMPOSITION
      Investment Companies ....................................               9%
      U.S. Government Obligations .............................               1%
      U.S. Government Agency Obligations ......................              46%
      Corporate Notes and Bonds (Moody's Ratings (c))
      Aaa .....................................................              12%
      Aa ......................................................
      A .......................................................               7%
      Ba ......................................................              12%
                                                                             13%
                                                                            ---
                                                                            100%
                                                                            ===

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

MCDONNELL MUNICIPAL BOND FUND                                      JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                      MARKET
  PAR VALUE                                                            VALUE
-------------                                                     -------------

MUNICIPAL SECURITIES - 94.53%

                DISTRICT OF COLUMBIA - 3.85%
$     640,000   District of Columbia RB,
                   Smithsonian Institute, Series A
                   Pre-refunded 11/01/10
                   5.375%, 11/01/15                               $     676,122
                                                                  -------------
                FLORIDA - 4.28%
      750,000   Palm Beach County
                   Health Facilities Authority RB,
                   Abbey DelRay South Project
                   5.500%, 10/01/11 (a)                                 751,087
                                                                  -------------
                GEORGIA - 2.99%
      500,000   Cartersville Development Authority Water &
                   Wastewater Facilities RB,
                   Anheuser-Busch Cos., Series A, AMT
                   7.375%, 05/01/09                                     524,410
                                                                  -------------
                IDAHO - 7.04%
    1,000,000   Idaho Health Facilities Authority RB,
                   IHC Hospitals, ETM
                   6.650%, 02/15/21 (a)                               1,234,890
                                                                  -------------
                ILLINOIS - 24.13%
      250,000   Chicago Public Building Commission RB,
                   School Reform Board, Series B
                   5.250%, 12/01/18
                   Insured: FGIC                                        273,690
      375,000   DuPage County, Jail Project, GO
                   5.600%, 01/01/21                                     415,196
    1,000,000   Illinois Development Finance Authority RB,
                   Lincoln Way Community
                   5.700%, 01/01/18
                   Insured: FGIC                                      1,121,820
      405,000   Illinois State Sales Tax RB, First Series
                   5.250%, 06/15/19                                     442,418
    1,000,000   Lake County Township High School
                   District No. 113,
                   Highland Park, GO
                   8.800%, 12/01/09                                   1,108,880
      785,000   University of Illinois RB, Auxiliary
                   Facilities Systems, Series B
                   5.500%, 04/01/17
                   Insured: FGIC                                        870,573
                                                                  -------------
                                                                      4,232,577
                                                                  -------------
                INDIANA - 4.53%
      700,000   Indianapolis Public Improvement RB,
                   Series B
                   6.000%, 01/10/20                                     793,919
                                                                  -------------
                KANSAS - 6.55%
    1,020,000   Butler & Sedgwick Counties
                   Unified School District No. 385,
                   Andover, GO
                   6.000%, 09/01/14
                   Insured: FSA                                       1,148,653
                                                                  -------------
                MICHIGAN - 2.54%
      400,000   Michigan Municipal Bond Authority RB,
                   Drinking Water Revolving Fund
                   5.500%, 10/01/16                                     444,972
                                                                  -------------

                                                                      MARKET
  PAR VALUE                                                            VALUE
-------------                                                     -------------

                MINNESOTA - 1.61%
$     275,000   Maple Grove Minnesota Health Care Services
                   RB,
                   Maple Grove Hospital
                   5.000%, 05/01/14                               $     283,066
                                                                  -------------
                MISSOURI - 2.92%
      500,000   Missouri State Health & Educational Facilities
                   Authority, RB
                   St. Lukes Episcopal
                   5.000%, 12/01/17 (a)                                 512,330
                                                                  -------------
                MONTANA - 2.51%
      415,000   Montana Facility Financial Authority RB,
                   Benefits Healthcare Systems
                   5.000%, 01/01/15 (a)
                   Insured: Assured Gty                                 440,282
                                                                  -------------
                NEBRASKA - 2.36%
      400,000   Central Plains Energy Project RB,
                   NEBGAS Project Number 1
                   Series A
                   5.000%, 12/01/14                                     413,100
                                                                  -------------
                TEXAS - 20.23%
    1,090,000   Belton Independent School District, GO
                   5.000%, 02/15/13 (a)
                   Guaranteed: PSF                                    1,146,375
      480,000   Frisco Independent School District, GO
                   7.000%, 08/15/10
                   Guaranteed: PSF                                      522,600
      200,000   Humble Independent School District
                   Series II, GO
                   5.500%, 02/15/10
                   Insured: PSF                                         208,036
       65,000   Killeen Independent School District, GO
                   5.000%, 02/15/16
                   Guaranteed: PSF                                       68,757
    1,000,000   San Marcos Consolidated Independent School
                   District, GO
                   Pre-refunded 8/1/14
                   5.250%, 08/01/19
                   Guaranteed: PSF                                    1,078,140
      500,000   Texas Municipal Power Agency RB,
                   Series E
                   5.500%, 09/01/10
                   Insured: MBIA                                        524,455
                                                                  -------------
                                                                      3,548,363
                                                                  -------------
                VIRGINIA - 6.03%
    1,000,000   Roanoke Public Improvement, Series B, GO,
                   State Aid Withholding
                   5.000%, 02/01/19                                   1,058,120
                                                                  -------------
                WASHINGTON - 2.96%
      500,000   Port of Seattle Special Facilities RB,
                   Seattle-Tacoma Fuel Facilities, AMT
                   5.000%, 06/01/11
                   Insured: MBIA                                        518,275
                                                                  -------------
                TOTAL MUNICIPAL SECURITIES
                   (Cost $15,868,368)                                16,580,166
                                                                  -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

MCDONNELL MUNICIPAL BOND FUND                                      JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                             VALUE
-------------                                                     --------------

INVESTMENT COMPANIES - 5.10%

      887,764   Blackrock Provident Institutional MuniCash
                   Portfolio                                      $     887,764
        7,753   Blackrock Provident Institutional MuniFund
                   Portfolio                                              7,753
                                                                  -------------
                TOTAL INVESTMENT COMPANIES
                   (Cost $895,517)                                      895,517
                                                                  -------------
TOTAL INVESTMENTS - 99.63%
   (Cost $16,763,885)*                                               17,475,683
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 0.37%                                 64,741
                                                                  -------------
NET ASSETS - 100.00%                                              $  17,540,424
                                                                  =============

----------
* At July 31, 2007, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                               $     768,350
      Gross unrealized depreciation                                     (56,552)
                                                                  -------------
      Net unrealized appreciation                                 $     711,798
                                                                  =============

(a) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

(b) Variable rate bonds. The interest rates shown reflect the rates in effect at July 31, 2007.

AMT   Alternative Minimum Tax
ETM   Escrowed to Maturity
FGIC  Financial Guaranty Insurance Co.
FSA   Financial Security Assurance, Inc.
GO    General Obligation
Gty   Guaranty
MBIA  MBIA Insurance Corp.
PSF   Permanent School Fund
RB    Revenue Bond

PORTFOLIO COMPOSITION
Investment Company .....................................................      5%
Municiple Securities (Moody's Ratings (a))
Aaa ....................................................................     68%
Aa3 ....................................................................     15%
Aa2 ....................................................................      8%
A2 .....................................................................      4%
                                                                           ----
                                                                            100%
                                                                           ====

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

ABN AMRO INVESTOR MONEY MARKET FUND                                JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   AMORTIZED
  PAR VALUE                                                          COST
-------------                                                    --------------

COMMERCIAL PAPER (a) - 27.79%

                ASSET-BACKED - 20.21%
$   2,000,000   Gemini Securitization
                   5.270%, 08/02/07 (b)                          $    1,999,707
    1,000,000   New Center Asset Trust
                   5.160%, 08/23/07                                     996,847
    2,000,000   Ranger Funding
                   5.260%, 08/20/07 (b)                               1,994,448
    1,000,000   Societe Generale North America
                   5.140%, 10/05/07                                     990,719
    2,000,000   Variable Funding Capital
                   5.265%, 08/10/07 (b)                               1,997,368
                                                                 --------------
                                                                      7,979,089
                                                                 --------------
                BANKS - 7.58%
    1,000,000   ING (US) Funding
                   5.175%, 08/21/07                                     997,125
    2,000,000   National Australia Funding (DE)
                   5.255%, 08/13/07 (b)                               1,996,497
                                                                 --------------
                                                                      2,993,622
                                                                 --------------
                TOTAL COMMERCIAL PAPER
                   (Cost $10,972,711)                                10,972,711
                                                                 --------------

                                                                     MARKET
                                                                     VALUE
                                                                 --------------

REPURCHASE AGREEMENTS - 73.43%

   15,000,000   Barclays Capital, 5.290%, dated 07/31/07,
                   maturing 08/01/07, repurchase price
                   $15,002,204 (collateralized by U.S.
                   Government Agency instrument with interest
                   rate of 6.500% and maturity of 2037, total
                   market value $15,300,001)                         15,000,000
   14,000,000   Deutsche Bank, 5.290%, dated 07/31/07,
                   maturing 08/01/07, repurchase price
                   $14,002,057 (collateralized by U.S.
                   Government Agency instruments with interest
                   rates from 5.226% to 6.187%, and maturities
                   of 2035 to 2036, total market value
                   $14,280,001)                                      14,000,000
                                                                 --------------
                TOTAL REPURCHASE AGREEMENTS
                   (Cost $29,000,000)                                29,000,000
                                                                 --------------

  SHARES
-------------

INVESTMENT COMPANY - 0.72%

      285,077   BlackRock Liquidity Funds TempFund Portfolio            285,077
                                                                 --------------
                TOTAL INVESTMENT COMPANY
                   (Cost $285,077)                                      285,077
                                                                 --------------
TOTAL INVESTMENTS - 101.94%
   (Cost $40,257,788)*                                               40,257,788
                                                                 --------------
NET OTHER ASSETS AND LIABILITIES - (1.94)%                             (765,713)
                                                                 --------------
NET ASSETS - 100.00%                                             $   39,492,075
                                                                 ==============

-------------
* At July 31, 2007, cost is identical for book and Federal income tax purposes.

(a)   Annualized yield at the time of purchase.

(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At July 31, 2007, these securities amounted to $7,988,020 or 20.23% of net assets. These securities have been determined by the Adviser to be liquid securities.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

ABN AMRO GOVERNMENT MONEY MARKET FUND                              JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
  PAR VALUE                                                           VALUE
-------------                                                    --------------

REPURCHASE AGREEMENTS - 99.62%

$ 150,000,000   Barclays Captal, 5.290%, dated 07/31/07,
                   matures 08/01/07, repurchase price
                   $150,022,042, (collateralized by U.S.
                   Government Agency instruments, with
                   interest rates from 5.000% to 6.500%, and
                   maturities from 2033 to 2037, total market
                   value $153,000,001)                           $  150,000,000
  152,000,000   Deutsche Bank Securities, 5.290%, dated
                   07/31/07, matures 08/01/07, repurchase
                   price $152,022,336, (collateralized by U.S.
                   Government Agency instruments, with
                   interest rates from 5.137% to 6.500%, and
                   maturities from 2016 to 2037, total market
                   value $155,040,001)                              152,000,000
                                                                 --------------
                TOTAL REPURCHASE AGREEMENTS
                   (Cost $302,000,000)                              302,000,000
                                                                 --------------
   SHARES
-------------

INVESTMENT COMPANIES - 0.73%

      226,577   AIM STIT Government & Agency Portfolio                  226,577
    1,983,458   BlackRock Liquidity Funds FedFund Portfolio           1,983,458
                                                                 --------------
                TOTAL INVESTMENT COMPANIES
                   (Cost $2,210,035)                                  2,210,035
                                                                 --------------
TOTAL INVESTMENTS - 100.35%
   (Cost $304,210,035)*                                             304,210,035
                                                                 --------------
NET OTHER ASSETS AND LIABILITIES - (0.35)%                           (1,061,459)
                                                                 --------------
NET ASSETS - 100.00%                                             $  303,148,576
                                                                 ==============

----------
* At July 31, 2007, cost is identical for book and Federal income tax purposes.

STIT  Short-Term Investments Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

ABN AMRO MONEY MARKET FUND                                         JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    AMORTIZED
  PAR VALUE                                                           COST
-------------                                                    ---------------

COMMERCIAL PAPER (a) - 16.84%

                ASSET-BACKED - 12.64%
$  10,000,000   Falcon Asset Securitization
                   5.300%, 08/10/07 (b)                          $    9,986,750
   10,000,000   Giro Balanced Funding
                   5.290%, 08/27/07 (b)                               9,961,794
   10,000,000   Park Avenue Receivables
                   5.290%, 08/09/07 (b)                               9,988,245
                                                                 --------------
                                                                     29,936,789
                                                                 --------------
                BANKS - 4.20%
   10,000,000   ANZ National Bank
                   5.300%, 08/28/07 (b)                               9,960,250
                                                                 --------------
                TOTAL COMMERCIAL PAPER
                   (Cost $39,897,039)                                39,897,039
                                                                 --------------
CERTIFICATES OF DEPOSIT - 9.29%

    2,000,000   Barclays Bank (NY)
                   5.465%, 08/15/07                                   2,000,095
    8,000,000   Deutsche Bank (NY)
                   5.350%, 08/08/07                                   8,000,000
    2,000,000   Fortis Bank (NY)
                   5.350%, 09/05/07                                   2,000,074
   10,000,000   Wells Fargo
                   5.290%, 08/27/07                                  10,000,049
                                                                 --------------
                TOTAL CERTIFICATES OF DEPOSIT
                   (Cost $22,000,218)                                22,000,218
                                                                 --------------

                                                                     MARKET
                                                                     VALUE
                                                                 --------------
REPURCHASE AGREEMENTS - 73.47%

  100,000,000   Barclays Capital, 5.290%, dated 07/31/07,
                   matures 08/01/07, repurchase price
                   $100,014,694 (collateralized by U.S.
                   Government Agency instruments, with
                   interest rates of 5.320% to 6.000% and
                   maturity of 2037, total market value
                   $102,000,000)                                    100,000,000
   74,000,000   Deutsche Bank, 5.290%, dated 07/31/07,
                   matures 08/01/07, repurchase price
                   $74,010,874 (collateralized by U.S.
                   Government Agency instruments, with
                   interest rates of 4.463% to 7.000% and
                   maturities of 2035 to 2037, total market
                   value $75,480,000)                                74,000,000
                                                                 --------------
                TOTAL REPURCHASE AGREEMENTS
                   (Cost $174,000,000)                              174,000,000
                                                                 --------------

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                    --------------

INVESTMENT COMPANY - 0.24%

      567,706   BlackRock Liquidity Funds TempFund Portfolio     $      567,706
                                                                 --------------
                TOTAL INVESTMENT COMPANY
                   (Cost $567,706)                                      567,706
                                                                 --------------
TOTAL INVESTMENTS - 99.84%
   (Cost $236,464,963)*                                             236,464,963
                                                                 --------------
NET OTHER ASSETS AND LIABILITIES - 0.16%                                372,182
                                                                 --------------
NET ASSETS - 100.00%                                             $  236,837,145
                                                                 ==============

----------
* At July 31, 2007, cost is identical for book and Federal income tax purposes.

(a)   Annualized yield at the time of purchase.

(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At July 31, 2007, these securities amounted to $39,897,039 or 16.84% of net assets. These securities have been determined by the Adviser to be liquid securities.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                              JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    AMORTIZED
  PAR VALUE                                                           COST
-------------                                                     -------------

MUNICIPAL OBLIGATIONS - 99.40%

                ALASKA - 1.59%
                Valdez Marine Terminal RB
                   BP Pipelines, Inc. Project
$     200,000      3.690%, 08/01/07 (a)                           $     200,000
    1,225,000      Series A
                   3.690%, 08/01/07 (a)                               1,225,000
      940,000      Series B
                   3.690%, 08/01/07 (a)                                 940,000
    2,250,000      Exxon Pipeline Co. Project
                   3.640%, 08/01/07 (a)                               2,250,000
                                                                  -------------
                                                                      4,615,000
                                                                  -------------
                CALIFORNIA - 10.58%
                California State Department of
                   Water Resources RB,
    5,255,000      Series B-2
                   3.670%, 08/01/07 (a)
                   LOC: BNP Paribas                                   5,255,000
   10,000,000      Subseries F-5
                   3.670%, 08/01/07 (a)
                   LOC: Citibank                                     10,000,000
                California State, GO,
   10,000,000      Series A-1
                   Daily-Kindergarten-University
                   3.610%, 08/01/07 (a)
                   LOC: Citibank                                     10,000,000
    5,370,000      Series A-3
                   Daily-Kindergarten-University
                   3.670%, 08/01/07 (a)
                   LOC: Citibank                                      5,370,000
                                                                  -------------
                                                                     30,625,000
                                                                  -------------
                COLORADO - 2.07%
    2,845,000   Colorado Educational & Cultural
                   Facilities RB,
                   Naropa University Project
                   3.610%, 08/07/07 (a)
                   LOC: Wells Fargo Bank                              2,845,000
    3,150,000   Colorado Housing Finance Authority
                   Loretto Housing Project
                   3.610%, 08/07/07 (a)                               3,150,000
                                                                  -------------
                                                                      5,995,000
                                                                  -------------
                CONNECTICUT - 4.51%
    1,400,000   Connecticut State Health, GO,
                   Series B
                   3.570%, 08/07/07 (a)
                   SPA: Bayerische Landesbank                         1,400,000
                Connecticut State HEFA RB,
                   Yale University
      100,000      Series T-2
                   3.510%, 08/07/07 (a)                                 100,000
    6,550,000      Series V-1
                   3.620%, 08/01/07 (a)                               6,550,000
      800,000      Series X-3
                   3.620%, 08/01/07 (a)                                 800,000
    4,200,000      Series Y-3
                   3.620%, 08/07/07 (a)                               4,200,000
                                                                  -------------
                                                                     13,050,000
                                                                  -------------

                                                                    AMORTIZED
  PAR VALUE                                                            COST
-------------                                                     -------------

                FLORIDA - 3.96%
$   4,700,000   Collier County Educational
                   Facilities Authority RB,
                   International College Project
                   3.650%, 08/03/07 (a)
                   LOC: Fifth Third Bank                          $   4,700,000
    5,268,000   Jacksonville Electric Authority TECP
                   3.660%, 08/01/07 (b)                               5,268,000
    1,500,000   Sunshine State Governmental Financing
                   Commission RB,
                   3.690%, 08/07/07 (a)
                   Insured: AMBAC
                   SPA: Dexia Credit Local Finance                    1,500,000
                                                                  -------------
                                                                     11,468,000
                                                                  -------------
                GEORGIA - 3.10%
    5,000,000   Metropolitan Atlanta Rapid Transit
                   Authority RB, Series A
                   3.560%, 08/07/07 (a)
                   LOC: Bayerische Landesbank,
                   Westdeutsche Landesbank                            5,000,000
    3,960,000   Municipal Electric Authority of
                   Georgia RB, Project One,
                   Subordinated Bonds, Remarketed
                   3.560%, 08/01/07 (a)
                   Insured: FSA
                   SPA: Dexia Credit Local                            3,960,000
                                                                  -------------
                                                                      8,960,000
                                                                  -------------
                ILLINOIS - 7.97%
   11,670,000   Chicago Board of Education, GO,
                   Series C-1
                   3.690%, 08/01/07 (a)
                   Insured: FSA
                   SPA: Depfa Bank                                   11,670,000
                Illinois Health Facilities Authority RB
    2,000,000      Gottlieb Health Resources Group
                   3.650%, 08/02/07 (a)
                   LOC: Harris Trust & Savings Bank                   2,000,000
    9,400,000      Gottlieb Health Resource, Inc.
                   3.640%, 08/07/07 (a)
                   LOC: Harris Trust & Savings Bank                   9,400,000
                                                                  -------------
                                                                     23,070,000
                                                                  -------------
                INDIANA - 0.93%
    2,700,000   Hammond PCR,
                   Amoco Oil Project
                   3.690%, 08/01/07 (a)                               2,700,000
                                                                  -------------
                KENTUCKY - 2.16%
    6,260,000   Kentucky Economic Development Finance
                   Authority Hospital
                   Facilities RB, Baptist
                   Healthcare System, Series C
                   3.690%, 08/01/07 (a)
                   Insured: MBIA
                   SPA: National City Bank                            6,260,000
                                                                  -------------
                LOUISIANA - 1.36%
    3,925,000   Saint Charles Parish PCR,
                   Shell Oil Co. Project, Series B
                   3.690%, 08/01/07 (a)                               3,925,000
                                                                  -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                              JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    AMORTIZED
  PAR VALUE                                                           COST
-------------                                                     -------------

                MARYLAND - 1.64%
$     650,000   Maryland State Health & Higher
                   Education Facilities Authority RB,
                   Pooled Loan Program,
                   Series A, 3.610%, 08/07/07 (a)
                   LOC: Bank One Trust                            $     650,000
    4,100,000   Maryland State Health & Higher
                   Education Facilities Authority RB,
                   Pooled Loan Program,
                   Series B, 3.600%, 08/07/07 (a)
                   LOC: First National Bank                           4,100,000
                                                                  -------------
                                                                      4,750,000
                                                                  -------------
                MASSACHUSETTS - 6.41%
                Massachusetts State Central Artery, GO,
   14,525,000      Series A
                   3.690%, 08/01/07 (a)
                   SPA: Landesbank  Baden-Wurttemberg                14,525,000
      640,000      Series B
                   3.690%, 08/01/07 (a)
                   SPA: State Street Bank & Trust                       640,000
                Massachusetts State HEFA RB
    2,080,000      Capital Asset Program, Series C
                   3.630%, 08/01/07 (a)
                   Insured: MBIA
                   SPA: State Street Bank & Trust                     2,080,000
      640,000      Harvard University, Series L
                   3.510%, 08/01/07 (a)                                 640,000
      670,000   Massachusetts Water Resources
                   Authority, Multi-Modal
                   Subordinated General RB, Series A
                   3.580%, 08/07/07 (a)
                   Insured: AMBAC
                   SPA: Bank of Nova Scotia / Dexia Credit Local        670,000
                                                                  -------------
                                                                     18,555,000
                                                                  -------------
                MICHIGAN - 2.08%
    6,000,000   Michigan State, GO, Series A
                   4.250%, 09/28/07
                   LOC: DEPFA Bank                                    6,006,948
                                                                  -------------
                MINNESOTA - 5.84%
    2,105,000   Hennepin County, GO, Series A
                   3.460%, 08/07/07 (a)
                   SPA: State Street Bank & Trust                     2,105,000
    1,610,000   Minneapolis Convention Center,
                   GO, Convention Center Bonds
                   3.460%, 08/07/07 (a)
                   SPA: Dexia Credit Local                            1,610,000
    7,705,000   Minneapolis, Guthrie Theater
                   Project, Series A, RB
                   3.460%, 08/07/07 (a)
                   LOC: Wells Fargo Bank N.A.                         7,705,000
       80,000   Minneapolis, Library, GO
                   3.460%, 08/02/07 (a)
                   SPA: Dexia Credit Local                               80,000
    5,400,000   Owatonna Hospital RB
                   Health Central System
                   3.650%, 08/07/07 (a)
                   LOC: Wells Fargo Bank N.A.                         5,400,000
                                                                  -------------
                                                                     16,900,000
                                                                  -------------

                                                                    AMORTIZED
  PAR VALUE                                                           COST
-------------                                                     -------------

                MISSOURI - 4.87%
                Missouri State HEFA RB
$   7,100,000      The Saint Louis University Project,
                   Series A
                   3.670%, 08/01/07 (a)
                   LOC: MBIA
                   SPA: Bank of New York                          $   7,100,000
                   The Washington University Project,
    5,685,000      Series A
                   3.690%, 08/01/07 (a)
                   SPA: Morgan Guaranty Trust                         5,685,000
    1,300,000      Series B
                   3.690%, 08/01/07 (a)
                   SPA: Morgan Guaranty Trust                         1,300,000
                                                                  -------------
                                                                     14,085,000
                                                                  -------------
                NEVADA - 1.94%
    5,620,000   Clark County School District, GO, Series A
                   3.630%, 08/01/07 (a)
                   Insured: FSA
                   SPA: State Street Bank & Trust                     5,620,000
                                                                  -------------
                NEW JERSEY - 4.37%
                New Jersey Economic Development
    8,000,000      Authority Construction RB, Series R
                   3.640%, 08/01/07 (a)
                   LOC: Bank of Nova Scotia                           8,000,000
    4,650,000      Authority Water Facilities RB,
                   United Water New Jersey, Inc.
                   Project, Series A, 3.640%, 08/07/07 (a)
                   Insured: AMBAC
                   SPA: Bank of New York                              4,650,000
                                                                  -------------
                                                                     12,650,000
                                                                  -------------
                NEW MEXICO - 3.20%
    6,075,000   Albuquerque Health Research, RB
                   Lovelace Rospiratory, Series A
                   3.610%, 08/07/07 (a)
                   LOC: Well Fargo Bank N.A.                          6,075,000
    2,925,000   Hurley PCR, Kennecott Santa Fe Project
                   3.690%, 08/01/07 (a)                               2,925,000
      255,000   New Mexico State Hospital Equipment
                   Loan Council, Hospital RB,
                   Presbyterian Healthcare,
                   Series B, 3.630%, 08/07/07 (a)
                   Insured: FSA
                   SPA: Citibank                                        255,000
                                                                  -------------
                                                                      9,255,000
                                                                  -------------
                NEW YORK - 11.25%
      655,000   New York City Housing Development
                   Corp, Multifamily Rent Housing RB,
                   James Tower Development, Series A
                   3.560%, 08/07/07 (a)                                 655,000
   15,200,000   New York City Municipal Water
                   Finance Authority RB,
                   Second General Resolution-AA-1
                   3.650%, 08/01/07 (a)
                   SPBA: State Street Bank & Trust and CA State
                   Teachers' Retirement System                       15,200,000

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                              JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    AMORTIZED
  PAR VALUE                                                           COST
-------------                                                     -------------

                NEW YORK (CONTINUED)
$     520,000   New York City Transitional Finance
                   Authority RB, Series 3, Sub Series 3B
                   3.700%, 08/01/07 (a)
                   SPA: Bank of New York                          $     520,000
                New York City, GO
    8,500,000      Sub Series E4
                   3.650%, 08/01/07 (a)
                   LOC: State Street Bank & Trust                     8,500,000
    1,300,000      Sub Series E5
                   3.610%, 08/01/07 (a)
                   LOC: JPMorgan Chase                                1,300,000
    5,380,000   New York Metropolitan Transportation Authority
                   Dedicated Tax Fund RB, Series D-1
                   3.580%, 08/07/07 (a)
                   Insured: AMBAC
                   SPA: Wachovia Bank                                 5,380,000
                New York State Housing Finance Agency RB,
      790,000      10 Barclay Street, Series A
                   3.580%, 08/07/07 (a)                                 790,000
      200,000      Normandie Court I Project
                   3.610%, 08/07/07 (a)
                   LOC: Landesbank Hessen Thurigen
                   Girozentrale                                         200,000
                                                                  -------------
                                                                     32,545,000
                                                                  -------------
                NORTH CAROLINA - 0.07%
      200,000   North Carolina State, Public
                   Improvement GO, Series F
                   3.590%, 08/01/07 (a)
                   SPA: Landesbank Hessen Thurigen
                   Girozentrale                                         200,000
                                                                  -------------
                PENNSYLVANIA - 1.27%
    3,680,000   Delaware County Industrial
                   Development Authority
                   Resource Recovery Facilities,
                   Series G, 3.610%, 08/01/07 (a)                     3,680,000
                                                                  -------------
                TEXAS - 9.69%
    5,200,000   Gulf Coast Waste Disposal
                   Authority PCR, Exxon Project
                   3.640%, 08/01/07 (a)                               5,200,000
    8,375,000   Harris County Health Facilities
                   Development Corp. Hospital RB,
                   Texas Childrens Hospital, Series B-1
                   3.700%, 08/01/07 (a)
                   Insured: MBIA
                   SPA: JPMorgan Chase                                8,375,000
    9,465,000   Southwest Higher Education
                   Authority RB, Southern
                   Methodist University
                   3.690%, 08/01/07 (a)
                   LOC: Landesbank Hessen Thurigen
                   Girozentrale                                       9,465,000
    5,000,000   Texas State, TRAN
                   4.500%, 08/31/07                                   5,003,768
                                                                  -------------
                                                                     28,043,768
                                                                  -------------

                                                                    AMORTIZED
 PAR VALUE                                                            COST
-------------                                                     -------------

                UTAH - 3.97%
$   8,500,000   Intermountain Power Agency Utah Power
                   Supply RB, Series A
                   3.570%, 08/01/07 (a)
                   Insured: FGIC
                   SPA: Citibank                                  $   8,500,000
    2,000,000   Salt Lake County PCR
                   Service Station Holdings Project
                   3.690%, 08/01/07 (a)                               2,000,000
    1,000,000   State of Utah Building Ownership
                   Authority Lease RB,
                   Facilities Master Lease Program,
                   Series C, 3.630%, 08/07/07 (a)
                   LOC: Landesbank Hessen Thurigen
                   Girozentrale                                       1,000,000
                                                                  -------------
                                                                     11,500,000
                                                                  -------------
                WASHINGTON - 1.24%
    2,580,000   Washington State Public Power
                   Supply System RB,
                   Nuclear Project No. 1, Series 1A-1
                   3.610%, 08/01/07 (a)
                   LOC: Bank of America                               2,580,000
    1,000,000   Washington State, GO, Series VR 96B
                   3.570%, 08/07/07 (a)
                   SPA: Landesbank Hessen Thurigen
                   Girozentrale                                       1,000,000
                                                                  -------------
                                                                      3,580,000
                                                                  -------------
                WISCONSIN - 3.11%
    9,000,000   State of Wisconsin TECP
                   3.660%, 08/01/07 (b)                               9,000,000
                                                                  -------------
                WYOMING - 0.22%
      650,000   Sublette County PCR,
                   Exxon Project
                   3.630%, 08/01/07 (a)                                 650,000
                                                                  -------------
                TOTAL MUNICIPAL OBLIGATIONS
                   (Cost $287,688,716)                              287,688,716
                                                                  -------------

                                                                     MARKET
   SHARES                                                             VALUE
-------------                                                     -------------

INVESTMENT COMPANIES - 0.46%

       10,275   AIM TFIT-Tax-Free Cash Reserve Portfolio                 10,275
    1,312,047   Blackrock Provident Institutional MuniCash
                  Portfolio                                           1,312,047
        1,291   Dreyfus Tax Exempt Cash Management Fund                   1,291
        2,806   SEI Tax-Exempt Trust Institutional
                  Tax Free Fund                                           2,806
                                                                  -------------
                TOTAL INVESTMENT COMPANIES
                  (Cost $1,326,419)                                   1,326,419
                                                                  -------------
TOTAL INVESTMENTS - 99.86%
  (Cost $289,015,135)*                                              289,015,135
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 0.14%                                407,308
                                                                  -------------
NET ASSETS - 100.00%                                              $ 289,422,443
                                                                  =============

----------
* At July 31, 2007, cost is identical for book and Federal income tax purposes.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                              JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

(a) Variable rate instrument. The rate shown reflects the rate in effect on July 31, 2007. The maturity date shown is the next scheduled demand date.

(b)      Annualized yield at the time of purchase.

AMBAC    American Municipal Bond Assurance Corp.
FGIC     Financial Guaranty Insurance Co.
FSA      Financial Security Assurance, Inc.
GO       General Obligation
HEFA     Health & Educational Facilities Authority
LOC      Letter of Credit
MBIA     MBIA Insurance Corp.
PCR      Pollution Control Revenue
RB       Revenue Bond
SPA      Stand by Purchase Agreement
TECP     Tax-Exempt Commercial Paper
TFIT     Tax-Free Investments Trust
TRAN     Tax & Revenue Anticipation Note

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

ABN AMRO TREASURY MONEY MARKET FUND                                JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  PAR VALUE                                                           VALUE
-------------                                                     -------------

REPURCHASE AGREEMENTS - 100.29%

$  20,000,000   Barclays Capital, 5.100%, dated 07/31/07,
                   matures 08/01/07, repurchase price
                   $20,002,833, (collateralized by U.S.
                   Treasury instruments, with interest rate of
                   4.250%, maturing 2007, total market value
                   $20,400,694)                                   $  20,000,000
   19,700,000   Deutsche Bank Securities, 5.100%, dated
                   07/31/07, matures 08/01/07, repurchase price
                   $19,702,791, (collateralized by U.S.
                   Treasury instruments, with interest rates
                   from 4.000% to 4.625%, and maturities from
                   2007 to 2017, total market value
                   $20,094,314)                                      19,700,000
   18,000,000   Merrill Lynch, 5.070%, dated 07/31/07, matures
                   08/01/07, repurchase price $18,002,535,
                   (collateralized by U.S. Treasury instrument,
                   with interest rate of 4.750%, and maturity
                   of 2014, total market value $18,363,190)          18,000,000
                                                                  -------------
                TOTAL REPURCHASE AGREEMENTS
                   (Cost $57,700,000)                                57,700,000
                                                                  -------------

    SHARES
-------------

INVESTMENT COMPANIES - 0.08%

        3,499   AIM STIT Treasury Portfolio                               3,499
       41,078   BlackRock Liquidity Funds T-Fund Portfolio               41,078
                                                                  -------------
                TOTAL INVESTMENT COMPANIES
                   (Cost $44,577)                                        44,577
                                                                  -------------
TOTAL INVESTMENTS - 100.37%
   (Cost $57,744,577)*                                               57,744,577
                                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (0.37)%                             (210,647)
                                                                  -------------
NET ASSETS - 100.00%                                              $  57,533,930
                                                                  =============

----------
* At July 31, 2007, cost is identical for book and Federal income tax purposes.

STIT  Short-Term Investments Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND                     JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   AMORTIZED
  PAR VALUE                                                           COST
-------------                                                   ---------------

COMMERCIAL PAPER (a) - 30.24%

                ASSET-BACKED - 25.65%
$  40,019,000   Atlantic Asset Securitization
                   5.350%, 08/03/07 (b)                         $    40,007,105
   70,000,000   Gemini Securitization
                   5.360%, 08/01/07 (b)                              70,000,000
   75,000,000   Jupiter Securitization
                   5.320%, 08/07/07 (b)                              74,933,500
   20,000,000   New Center Asset Trust
                   5.170%, 10/17/07                                  19,778,839
   75,000,000   Park Avenue Receivables
                   5.320%, 08/07/07 (b)                              74,933,500
   75,000,000   Sheffield Receivables
                   5.310%, 08/09/07 (b)                              74,911,500
   60,000,000   Societe Generale North America
                   5.350%, 08/01/07                                  60,000,000
                                                                ---------------
                                                                    414,564,444
                                                                ---------------
                BANKS - 4.59%
   25,000,000   HSBC Finance
                   5.000%, 08/31/07                                  24,895,833
   20,000,000   ING US Funding
                   5.100%, 10/12/07                                  19,796,000
   20,000,000   UBS Finance (DE)
                   5.170%, 10/23/07                                  19,761,606
   10,000,000   Westpac Banking
                   5.085%, 01/11/08 (b)                               9,769,763
                                                                ---------------
                                                                     74,223,202
                                                                ---------------
                TOTAL COMMERCIAL PAPER
                   (Cost $488,787,646)                              488,787,646
                                                                ---------------
CERTIFICATES OF DEPOSIT - 17.66%

   25,000,000   Abbey National Treasury  Services
                   5.230%, 08/24/07                                  25,000,000
   20,000,000   Barclays Bank (NY)
                   5.465%, 08/15/07                                  20,000,833
    7,500,000   Calyon (NY)
                   5.327%, 08/10/07 (c)                               7,500,000
   20,000,000   Calyon (NY)
                   5.300%, 09/13/07 (c)                              19,999,530
   10,000,000   Credit Suisse (NY)
                   5.338%, 08/13/07 (c)                              10,000,000
   20,000,000   Deutsche Bank (NY)
                   5.380%, 03/07/08 (c)                              20,000,000
   20,000,000   Deutsche Bank (NY)
                   5.350%, 08/08/07                                  20,000,000
   10,000,000   Fortis Bank (NY)
                   5.350%, 09/05/07                                  10,000,369
   21,000,000   HBOS Treasury Services
                   5.260%, 01/08/08                                  21,000,443
   10,000,000   HBOS Treasury Services
                   5.280%, 09/04/07                                   9,999,442
   50,000,000   Natixis
                   5.410%, 02/08/08 (c)                              50,000,000
   20,000,000   Natixis
                   5.400%, 03/05/08 (c)                              20,000,000
   17,000,000   Royal Bank of Canada (NY)
                   5.398%, 09/20/07                                  17,000,056
   25,000,000   Royal Bank of Canada (NY)
                   5.368%, 10/29/07                                  25,003,761

                                                                   AMORTIZED
  PAR VALUE                                                          COST
-------------                                                   ---------------

CERTIFICATES OF DEPOSIT (CONTINUED)

$  10,000,000   Societe Generale (NY)
                   5.300%, 01/14/08                             $     9,996,924
                                                                ---------------
                TOTAL CERTIFICATES OF DEPOSIT
                   (Cost $285,501,358)                              285,501,358
                                                                ---------------
TIME DEPOSITS - 16.09%

   70,000,000   Chase Bank
                   5.313%, 08/01/07                                  70,000,000
   50,000,000   Keybank
                   5.313%, 08/01/07                                  50,000,000
   70,000,000   National City Bank
                   5.313%, 08/01/07                                  70,000,000
   70,000,000   SunTrust Bank
                   5.290%, 08/01/07                                  70,000,000
                                                                ---------------
                TOTAL TIME DEPOSITS
                   (Cost $260,000,000)                              260,000,000
                                                                ---------------

INSURANCE FUNDING AGREEMENTS (d) - 10.52%

   30,000,000   Hartford Life Insurance
                   5.420%, 04/01/08
                   Reset Date: 08/01/07                              30,000,000
   55,000,000   ING USA Annuity & Life Insurance
                   5.400%, 05/01/08
                   Reset Date: 08/01/07                              55,000,000
   10,000,000   Metropolitan Life Insurance
                   5.450%, 04/18/08
                   Reset Date:10/01/07                               10,000,000
   25,000,000   Metropolitan Life Insurance
                   5.436%, 02/22/08
                   Reset Date:08/01/07                               25,000,000
   50,000,000   Metropolitan Life Insurance Co. of Connecticut
                   5.380%, 12/21/07
                   Reset Date:08/23/07                               50,000,000
                                                                ---------------
                TOTAL INSURANCE FUNDING AGREEMENTS
                   (Cost $170,000,000)                              170,000,000
                                                                ---------------
FLOATING RATE NOTES (c) - 5.09%

   17,000,000   Keybank
                   5.376%, 08/08/07                                  17,000,176
   20,000,000   Natixis
                   5.330%, 08/15/08 (e)                              20,004,162
   25,000,000   US Bank
                   5.390%, 09/10/07                                  25,002,130
   20,200,000   World Savings Bank
                   5.360%, 10/19/07                                  20,201,729
                                                                ---------------
                TOTAL FLOATING RATE NOTES
                   (Cost $82,208,197)                                82,208,197
                                                                ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------

ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND                     JULY 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                     MARKET
  PAR VALUE                                                           VALUE
-------------                                                   ---------------

REPURCHASE AGREEMENTS - 20.11%

$  80,000,000   Bank of America Securities, 5.475%, dated
                   07/31/07, maturing 08/01/07, repurchase
                   price $80,012,167 (collateralized by
                   corporate bond securities with interest
                   rates from 6.700% to 9.810% and
                   maturities of 2011 to 2033, total market
                   value $81,600,139)                           $    80,000,000
   80,000,000   Citigroup Global Markets, 5.455%, dated
                   07/31/07, maturing 08/01/07, repurchase
                   price $80,012,122 (collateralized by
                   corporate bond securities with interest
                   rates from 8.750% to 8.875% and
                   maturities of 2014 to 2016, total market
                   value $84,000,000)                                80,000,000
   10,000,000   Deutsche Bank, 5.290%, dated 07/31/07,
                   maturing 08/01/07, repurchase price
                   $10,001,469 (collateralized by U.S.
                   Government Agency instruments with
                   interest rates from 5.000% to 6.500%,
                   maturities of 2035 to 2036, total market
                   value $10,200,001)                                10,000,000
   75,000,000   Goldman Sachs, 5.415%, dated 07/31/07,
                   maturing 08/01/07, repurchase price
                   $75,011,281(collateralized by corporate
                   bond security with interest rate of
                   5.350% and maturity of 2008, total market
                   value $76,500,000)                                75,000,000
   80,000,000   Lehman Brothers, 5.475%, dated 07/31/07,
                   maturing 08/01/07, repurchase price
                   $80,012,167 (collateralized by equity
                   securities, total market value
                   $85,658,702)                                      80,000,000
                                                                ---------------
                TOTAL REPURCHASE AGREEMENTS
                   (Cost $325,000,000)                              325,000,000
                                                                ---------------
    SHARES
-------------

INVESTMENT COMPANIES - 0.10%

      163,852   AIM STIT Liquid Assets Portfolio                        163,852
    1,464,005   BlackRock Liquidity Funds TempFund Portfolio          1,464,005
                                                                ---------------
                TOTAL INVESTMENT COMPANIES
                   (Cost $1,627,857)                                  1,627,857
                                                                ---------------
TOTAL INVESTMENTS - 99.81%
   (Cost $1,613,125,058)*                                         1,613,125,058
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - 0.19%                              3,051,939
                                                                ---------------

NET ASSETS - 100.00%                                            $ 1,616,176,997
                                                                ===============
----------
* At July 31, 2007, cost is identical for book and Federal income tax purposes.

(a)   Annualized yield at the time of purchase.

(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At July 31, 2007, these securities amounted to $344,555,368 or 21.32% of net assets. These securities have been determined by the Adviser to be liquid securities.

(c) Variable rate bonds. The interest rates shown reflect the rates in effect at July 31, 2007.

(d) Variable rate instruments. The rates shown reflect the rates in effect on July 31, 2007. These securities have been deemed by the Adviser to be illiquid securities because they are subject to delayed settlement restriction of sixty days or more if redeemed prior to maturity. At July 31, 2007, these securities amounted to $170,000,000 or 10.52% of net assets.

(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2007, these securities amounted to $20,004,162 or 1.24% of net assets. These securities have been determined by the Adviser to be liquid securities.

(DE)  Delaware
(NY)  New York
STIT  Short-Term Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ASTON FUNDS
----------------
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)                       JULY 31, 2007

NOTE (1) SECURITY VALUATION: Equity securities, closed-end funds and index options traded on a national securities exchange and over-the counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices is used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements and insurance funding agreements are valued at cost. Income accrued is captured in dividends and interest receivable. Investments in money market funds are valued at the underlying fund's net asset value at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain significant events occur and the Adviser does not believe the last sale is an appropriate estimate of fair value. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM. US ET (Eastern Time) rate. For money market funds, all securities are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

NOTE (2) For more information with regards to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ASTON FUNDS

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                          Kenneth C. Anderson, President
                          (principal executive officer)

Date SEPTEMBER 28, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                          Kenneth C. Anderson, President
                          (principal executive officer)

Date SEPTEMBER 28, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ GERALD F. DILLENBURG
                         -------------------------------------------------------
                          Gerald F. Dillenburg, Senior Vice President, Secretary & Treasurer (principal financial officer)

Date SEPTEMBER 28, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.